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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21558

                         Pioneer Short Term Income
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Short Term Income Fund

 Schedule of Investments 5/31/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 PREFERRED STOCKS - 0.1%

 Insurance - 0.1%

 Reinsurance - 0.1%

 700,000

 Pangaea Re., 7/1/18  (d)

 $

 775,040

 Total Insurance

 $

 775,040

 TOTAL PREFERRED STOCKS

 (Cost $702,100)

 $

 775,040

 ASSET BACKED SECURITIES - 15.3%

 651,264

 0.39

 321 Henderson Receivables I LLC, Floating Rate Note, 6/15/41 (144A)

 $

 632,303

 308,388

 0.51

 ACAS CLO 2007-1, Ltd., Floating Rate Note, 4/20/21

 306,304

 238,499

 0.58

 Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35

 234,813

 28,794

 6.50

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 28,910

 175,000

 1.28

 ACIS CLO 2014-4, Ltd., Floating Rate Note, 5/1/26 (144A)

 174,840

 394,745

 0.90

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 392,319

 128,524

 1.28

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 127,018

 113,502

 0.55

 Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35

 111,685

 285,434

 Alterna Funding I LLC, 1.639%, 2/15/21 (144A)

 286,233

 5,683

 American Credit Acceptance Receivables Trust 2013-1, 1.45%, 4/16/18 (144A)

 5,685

 6,875

 American Credit Acceptance Receivables Trust 2013-2, 1.32%, 2/15/17 (144A)

 6,876

 90,688

 American Credit Acceptance Receivables Trust 2014-1, 1.14%, 3/12/18 (144A)

 90,711

 141,842

 American Credit Acceptance Receivables Trust 2014-2, 0.99%, 10/10/17 (144A)

 141,821

 194,247

 American Credit Acceptance Receivables Trust 2014-3, 0.99%, 8/10/18 (144A)

 194,167

 760,000

 0.99

 American Express Credit Account Secured Note Trust 2012-4, Floating Rate Note, 5/15/20 (144A)

 763,642

 665,000

 1.60

 American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31

 661,202

 500,000

 AmeriCredit Automobile Receivables Trust 2012-4, 3.82%, 2/10/20 (144A)

 513,232

 150,000

 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19

 150,189

 550,000

 AmeriCredit Automobile Receivables Trust 2013-4, 3.31%, 10/8/19

 565,325

 230,210

 0.46

 AmeriCredit Automobile Receivables Trust 2014-2, Floating Rate Note, 10/10/17

 230,106

 568,217

 0.51

 Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs Series 2005-R11, Floating Rate Note, 1/25/36

 557,145

 62,562

 3.93

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 03-AR3, Floating Rate Note, 6/25/33

 63,878

 252,946

 0.86

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R1, Floating Rate Note, 3/25/35

 252,035

 436,146

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R9, 4.627277%, 11/25/35 (Step)

 452,522

 140,812

 0.74

 AMRESCO Residential Securities Corp Mortgage Loan Trust 1997-3, Floating Rate Note, 9/25/27

 136,033

 94,547

 0.74

 ARI Fleet Lease Trust 2012-A, Floating Rate Note, 3/15/20 (144A)

 94,531

 250,747

 Ascentium Equipment Receivables 2014-1 LLC, 1.04%, 1/10/17 (144A)

 250,636

 700,000

 Ascentium Equipment Receivables 2014-1 LLC, 3.1%, 6/10/21 (144A)

 711,997

 510,000

 Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)

 512,556

 543,023

 3.71

 Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE1, Floating Rate Note, 1/15/33

 553,064

 465,826

 0.90

 Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, Floating Rate Note, 9/25/34

 459,930

 100,755

 0.89

 Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE3, Floating Rate Note, 4/25/35

 99,518

 52,548

 0.38

 Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36

 50,117

 399,955

 AXIS Equipment Finance Receivables II LLC, 3.81%, 12/20/16

 402,379

 699,922

 AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)

 718,631

 300,000

 Axis Equipment Finance Receivables III LLC, 3.41%, 4/20/20 (144A)

 299,429

 500,000

 0.52

 Barclays Dryrock Issuance Trust, Floating Rate Note, 3/16/20

 499,562

 22,182

 0.81

 Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44

 22,171

 175,989

 4.91

 Bayview Financial Asset Trust 2003-A, Floating Rate Note, 2/25/33 (144A)

 177,337

 1,349,578

 0.69

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 1,339,216

 26,194

 0.54

 Bayview Financial Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/28/41

 26,170

 225,015

 0.49

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 220,684

 31,529

 0.46

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 30,923

 329,519

 0.64

 Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39

 326,567

 357,687

 3.72

 Bayview Opportunity Master Fund IIA Trust 2012-4NPL Series III, Floating Rate Note, 2/28/35 (144A)

 358,241

 303,564

 Bayview Opportunity Master Fund IIa Trust 2014-20NPL, 3.475%, 8/28/44 (Step) (144A) (e)

 304,259

 188,377

 Bayview Opportunity Master Fund Trust IIIa 2014-12RPL, 3.6225%, 7/28/19 (Step) (144A)

 188,402

 1,419

 BCMSC Trust 1998-A, 6.65%, 4/15/28

 1,417

 457,472

 0.68

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 455,240

 54,603

 1.38

 Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34

 54,694

 195,799

 0.67

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 192,217

 15,625

 0.93

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 2/25/35

 15,620

 201,992

 1.18

 Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)

 197,776

 43,587

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 43,647

 413,000

 Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18

 414,643

 125,000

 Capital Auto Receivables Asset Trust 2013-1, 2.19%, 9/20/21

 125,904

 300,000

 0.37

 Capital One Multi-Asset Execution Trust, Floating Rate Note, 2/15/19

 300,054

 540,000

 CarMax Auto Owner Trust 2013-3, 2.15%, 5/15/19

 545,560

 394,573

 0.92

 Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/26/35

 394,350

 952,790

 0.36

 Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 12/25/35

 922,961

 374,421

 0.80

 CDC Mortgage Capital Trust 2002-HE1, Floating Rate Note, 1/25/33

 343,763

 500,538

 Centerpoint Energy Transition Bond Co. II LLC, 5.17%, 8/1/19

 523,162

 148,498

 Centex Home Equity Loan Trust 2005-B, 4.893%, 3/25/33 (Step)

 148,207

 101,950

 0.72

 Chase Funding Trust Series 2003-3, Floating Rate Note, 4/25/33

 92,789

 215,334

 Chase Funding Trust Series 2003-6, 4.277%, 11/27/34 (Step)

 218,761

 300,000

 Chase Issuance Trust, 0.59%, 8/15/17

 300,053

 750,000

 0.38

 Chase Issuance Trust, Floating Rate Note, 4/16/18

 749,869

 750,000

 0.31

 Chase Issuance Trust, Floating Rate Note, 8/15/17

 749,967

 76,858

 0.63

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 76,871

 250,000

 2.03

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 250,464

 500,000

 Citibank Credit Card Issuance Trust, 5.1%, 11/20/17

 511,010

 453,645

 0.38

 Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/27/45 (144A)

 439,308

 58,832

 1.20

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34

 55,054

 397,531

 0.93

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)

 395,565

 28,264

 CNH Equipment Trust 2012-C, 0.57%, 12/15/17

 28,266

 238,162

 CNH Equipment Trust 2013-A, 0.69%, 6/15/18

 238,311

 525,000

 0.79

 CNH Wholesale Master Note Trust, Floating Rate Note, 8/15/19 (144A)

 525,664

 700,000

 2.10

 Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)

 701,441

 600,000

 2.09

 Colony American Homes 2014-2, Floating Rate Note, 7/19/31 (144A)

 602,398

 115,570

 Conseco Finance Corp., 7.55%, 4/15/32 (Step)

 116,620

 753,286

 1.69

 Conseco Finance Home Equity Loan Trust 2002-C, Floating Rate Note, 4/15/32

 739,405

 636,940

 Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)

 637,919

 175,303

 0.36

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34

 171,651

 70,504

 0.77

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/35

 69,683

 346,796

 4.92

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 358,275

 384,528

 1.08

 Countrywide Asset-Backed Certificates, Floating Rate Note, 3/25/35

 381,133

 46,038

 1.00

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/35

 45,947

 880,806

 0.80

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)

 849,533

 466,874

 0.73

 Countrywide Asset-Backed Certificates, Floating Rate Note, 9/25/34 (144A)

 443,962

 310,210

 CPS Auto Receivables Trust 2013-A, 1.89%, 6/15/20 (144A)

 309,779

 66,261

 CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)

 65,992

 108,236

 CPS Auto Receivables Trust 2014-A, 1.21%, 8/15/18

 107,913

 68,837

 Credit Acceptance Auto Loan Trust 2012-2, 1.52%, 3/16/20 (144A)

 68,953

 1,000,000

 Credit Acceptance Auto Loan Trust 2013-2, 1.5%, 4/15/21 (144A)

 1,003,621

 1,000,000

 Credit Acceptance Auto Loan Trust 2014-2, 2.67%, 9/15/22 (144A)

 1,004,807

 14,161

 5.15

 CWABS Asset-Backed Certificates Trust 2005-1, Floating Rate Note, 2/25/33

 14,177

 750,000

 Dell Equipment Finance Trust 2014-1, 2.68%, 6/22/20 (144A)

 753,214

 364,991

 Diamond Resorts Owner Trust 2013-2, 2.62%, 5/20/26 (144A)

 367,505

 6,438

 Direct Capital Funding V LLC, 1.673%, 12/20/17 (144A)

 6,444

 750,000

 Direct Capital Funding V LLC, 4.83%, 11/20/20 (144A)

 762,024

 600,000

 0.36

 Discover Card Execution Note Trust, Floating Rate Note, 10/15/18

 599,947

 634,680

 3.13

 Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)

 643,557

 415,079

 1.08

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)

 408,753

 103,724

 0.65

 Encore Credit Receivables Trust 2005-3, Floating Rate Note, 10/25/35

 103,615

 320,322

 0.92

 Equity One Mortgage Pass-Through Trust 2003-1, Floating Rate Note, 8/25/33

 315,567

 460,229

 4.14

 Equity One Mortgage Pass-Through Trust 2004-1, Floating Rate Note, 4/25/34

 466,080

 486,710

 4.62

 Equity One Mortgage Pass-Through Trust 2004-2, Floating Rate Note, 7/25/34

 493,895

 190,526

 Exeter Automobile Receivables Trust 2014-2, 1.06%, 8/15/18

 190,199

 906,406

 2.18

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23

 919,874

 223,305

 Federal Home Loan Banks, 2.9%, 4/20/17

 230,019

 182,029

 0.48

 FHLMC Structured Pass Through Securities, Floating Rate Note, 12/25/29

 179,030

 85,767

 1.26

 Fieldstone Mortgage Investment Trust Series 2005-1, Floating Rate Note, 3/25/35

 85,745

 252,112

 1.68

 First Franklin Mortgage Loan Trust 2002-FFA, Floating Rate Note, 9/25/32

 246,321

 404,986

 1.48

 First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32

 386,550

 429,160

 0.69

 First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35

 426,878

 24,125

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 24,152

 55,000

 First Investors Auto Owner Trust 2013-1, 1.81%, 10/15/18 (144A)

 55,221

 200,000

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 200,089

 370,516

 First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)

 370,901

 300,000

 First Investors Auto Owner Trust 2013-3, 2.32%, 10/15/19 (144A)

 302,824

 453,985

 0.58

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 452,793

 191,286

 0.64

 Flagstar Home Equity Loan Trust 2005-1, Floating Rate Note, 6/25/18 (144A)

 190,492

 175,236

 0.53

 Foothill CLO, Ltd., Floating Rate Note, 2/22/21 (144A)

 174,378

 100,000

 Ford Credit Auto Owner Trust 2013-D, 1.54%, 3/15/19

 100,193

 35,886

 Ford Credit Auto Owner Trust 2014-A, 0.48%, 11/15/16

 35,885

 48,915

 0.52

 Fore CLO, Ltd., Floating Rate Note, 7/20/19 (144A)

 48,835

 553,000

 2.13

 Four Corners CLO II, Ltd., Floating Rate Note, 1/26/20 (144A)

 534,500

 524,478

 1.63

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23

 526,681

 270,589

 0.52

 Gale Force 3 CLO, Ltd., Floating Rate Note, 4/19/21 (144A)

 268,052

 300,000

 GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)

 300,000

 121,737

 0.56

 GE Business Loan Trust 2003-2 REMICS, Floating Rate Note, 11/15/31 (144A)

 121,737

 666,502

 0.37

 GE Business Loan Trust 2006-2, Floating Rate Note, 11/15/34 (144A)

 637,571

 256,000

 0.62

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 256,014

 645,527

 GLC Trust 2013-1, 3.0%, 7/15/21 (144A)

 642,784

 380,912

 Global Container Assets 2013-1, Ltd., 2.2%, 11/6/28 (144A)

 380,486

 957,748

 GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)

 958,718

 300,000

 0.88

 Gracechurch Card Funding Plc, Floating Rate Note, 6/15/17 (144A)

 300,032

 25,527

 0.86

 GreenPoint Mortgage Funding Trust 2005-HE1, Floating Rate Note, 9/25/34

 25,495

 16,886

 0.43

 GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35

 16,851

 397,337

 0.98

 GSAA Trust, Floating Rate Note, 6/25/35

 394,051

 308,701

 0.61

 GSAA Trust, Floating Rate Note, 6/25/35

 290,976

 91,217

 0.93

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 89,403

 339,499

 0.48

 GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)

 335,759

 216,182

 1.53

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 208,298

 158,567

 0.48

 GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)

 155,622

 156,403

 0.48

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 148,540

 286,453

 0.58

 Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/28 (144A)

 286,247

 594,570

 Hilton Grand Vacations Trust 2014-A, 2.07%, 11/25/26 (144A)

 586,593

 1,706,000

 HLSS Servicer Advance Receivables Trust, 1.4953%, 1/16/46 (144A)

 1,704,294

 250,000

 HLSS Servicer Advance Receivables Trust, 1.7436%, 1/16/46 (144A)

 250,050

 350,000

 HLSS Servicer Advance Receivables Trust, 4.94%, 10/15/45 (144A)

 350,035

 56,457

 0.35

 Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36

 55,444

 313,356

 0.29

 Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37

 309,051

 93,942

 1.32

 Home Equity Mortgage Trust 2005-2, Floating Rate Note, 7/25/35

 93,632

 239,855

 Home Equity Mortgage Trust, 5.821%, 4/25/35 (Step)

 244,740

 79,097

 Home Loan Trust 2003-HI1, 5.77%, 4/25/28 (Step)

 81,230

 126,314

 0.60

 HomeBanc Mortgage Trust 2005-2, Floating Rate Note, 5/25/25

 125,842

 269,213

 0.64

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35

 268,366

 179,998

 Honda Auto Receivables 2013-2 Owner Trust, 0.53%, 2/16/17

 179,991

 165,865

 Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)

 166,668

 1,287,212

 0.42

 HSBC Home Equity Loan Trust USA 2006-3, Floating Rate Note, 3/20/36

 1,278,172

 125,101

 0.37

 HSI Asset Securitization Corp. Trust 2006-OPT1, Floating Rate Note, 12/25/35

 122,663

 500,000

 Hyundai Auto Receivables Trust 2014-B, 2.1%, 11/15/19

 500,888

 1,164,051

 1.04

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 2/25/35

 1,150,386

 750,000

 2.10

 Invitation Homes 2013-SFR1 Trust, Floating Rate Note, 12/19/30 (144A)

 751,404

 600,000

 1.79

 Invitation Homes 2014-SFR2 Trust, Floating Rate Note, 9/18/31 (144A)

 601,730

 240,512

 0.50

 Inwood Park CDO, Ltd., Floating Rate Note, 1/20/21 (144A)

 239,326

 81,771

 Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)

 80,749

 471,211

 1.68

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 465,948

 112,178

 3.18

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 112,161

 179,566

 4.68

 Irwin Whole Loan Home Equity Trust 2003-D, Floating Rate Note, 11/25/28

 178,456

 868,070

 0.65

 Irwin Whole Loan Home Equity Trust 2005-B, Floating Rate Note, 12/25/29

 851,497

 34,654

 0.86

 IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36

 34,083

 167,642

 0.33

 JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36

 166,295

 375,000

 1.72

 KKR Financial CLO 2007-1, Ltd., Floating Rate Note, 5/15/21 (144A)

 371,036

 98,343

 Leaf Receivables Funding 8 LLC, 1.55%, 11/15/17 (144A)

 98,465

 311,966

 Leaf Receivables Funding 8 LLC, 2.67%, 9/15/20 (144A)

 313,598

 779,362

 0.64

 Lehman ABS Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 6/15/33

 759,548

 204,589

 2.43

 Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32

 204,545

 378,722

 Marriott Vacation Club Owner Trust 2012-1, 3.5%, 5/20/30 (144A)

 389,143

 38,655

 0.86

 Mastr Asset Backed Securities Trust 2005-WMC1, Floating Rate Note, 3/25/35

 38,576

 560,568

 0.41

 Mastr Asset Backed Securities Trust 2006-AB1 REMICS, Floating Rate Note, 2/25/36

 556,041

 140,362

 0.37

 Mastr Asset Backed Securities Trust 2006-NC1, Floating Rate Note, 1/25/36

 138,568

 274,560

 0.48

 Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)

 266,889

 415,600

 0.64

 Morgan Stanley ABS Capital I Inc Trust 2004-SD3, Floating Rate Note, 6/25/34 (144A)

 415,733

 102,772

 0.92

 Morgan Stanley ABS Capital I Inc Trust 2005-WMC5, Floating Rate Note, 6/25/35

 102,445

 358,906

 0.81

 Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35

 355,868

 604,561

 0.50

 Morgan Stanley Home Equity Loan Trust 2005-4, Floating Rate Note, 9/25/35

 592,412

 15,533

 0.68

 Motor 2013-1 Plc, Floating Rate Note, 2/25/21 (144A)

 15,536

 647,419

 MVW Owner Trust 2014-1, 2.7%, 9/20/31 (144A)

 644,283

 474,507

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 478,624

 650,000

 Navitas Equipment Receivables LLC 2013-1, 3.63%, 2/15/17

 651,716

 500,000

 Navitas Equipment Receivables LLC 2015-1, 3.4%, 11/15/18 (144A)

 500,892

 750,000

 1.68

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)

 749,999

 334,713

 0.88

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 331,954

 13,280

 0.45

 Nissan Auto Lease Trust 2013-B, Floating Rate Note, 1/15/16

 13,280

 560,000

 1.76

 NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34

 531,985

 1,457,000

 1.83

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 1,432,480

 77,437

 1.26

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 77,459

 289,212

 Oak Hill Advisors Residential Loan Trust 2014-NPL1, 2.8828%, 5/25/54 (Step) (144A)

 289,791

 393,428

 0.44

 Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35

 388,701

 189,545

 1.31

 Option One Woodbridge Loan Trust 2002-1, Floating Rate Note, 3/25/32 (144A)

 187,584

 241,537

 Orange Lake Timeshare Trust 2012-A, 4.87%, 3/10/27 (144A)

 251,222

 221,077

 5.91

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 232,313

 345,240

 5.46

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 351,898

 212,676

 5.41

 Origen Manufactured Housing Contract Trust 2005-A, Floating Rate Note, 6/15/36

 221,421

 642,012

 Oscar US Funding Trust 2014-1, 1.0%, 8/15/17 (144A)

 641,418

 720,532

 1.31

 Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, Floating Rate Note, 12/25/34

 721,830

 459,097

 0.55

 Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35

 456,134

 4,178

 0.93

 People's Choice Home Loan Securities Trust Series 2005-3, Floating Rate Note, 8/25/35

 4,175

 800,000

 0.74

 PFS Financing Corp., Floating Rate Note, 2/15/18 (144A)

 799,698

 430,000

 0.79

 PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)

 429,014

 259,524

 PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29

 260,335

 516,009

 Popular ABS Mortgage Pass-Through Trust 2004-4, 4.76929%, 9/25/34 (Step)

 492,311

 161,695

 4.66

 Popular ABS Mortgage Pass-Through Trust 2004-5, Floating Rate Note, 12/25/34

 161,495

 1,000,000

 Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)

 1,001,250

 1,370,000

 Progreso Receivables Funding II LLC, 3.5%, 7/8/19 (144A)

 1,370,856

 1,000,000

 2.44

 Progress Residential 2014-SFR1 Trust, Floating Rate Note, 10/17/31 (144A)

 1,006,214

 883,461

 0.84

 Quest Trust REMICS, Floating Rate Note, 3/25/34 (144A)

 861,058

 267,630

 1.13

 RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)

 264,292

 67,827

 0.83

 RAAC Series 2005-RP2 Trust, Floating Rate Note, 6/25/35 (144A)

 67,859

 337,687

 0.43

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 333,171

 307,944

 5.06

 RAMP Series 2003-RS9 Trust, Floating Rate Note, 10/25/33

 303,097

 262,345

 1.11

 RAMP Series 2004-RS11 Trust, Floating Rate Note, 11/25/34

 258,455

 108,333

 0.68

 RAMP Series 2005-RS6 Trust, Floating Rate Note, 6/25/35

 107,388

 119,653

 2.43

 RFSC Series 2004-RP1 Trust, Floating Rate Note, 11/25/42

 118,388

 125,000

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 126,586

 327,735

 0.73

 SASCO Mortgage Loan Trust 2005-GEL1, Floating Rate Note, 12/25/34

 319,683

 105,443

 0.74

 SASCO Mortgage Loan Trust 2005-GEL2, Floating Rate Note, 4/25/35

 104,488

 39,918

 2.66

 SASCO Mortgage Pass-Through Certificates Series 2004-S4, Floating Rate Note, 12/25/34

 39,910

 410,586

 0.64

 Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35

 402,753

 359,930

 0.41

 Saxon Asset Securities Trust 2005-4, Floating Rate Note, 11/25/37

 357,819

 337,048

 Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)

 340,383

 381,925

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 383,194

 47,651

 Sierra Timeshare 2013-1 Receivables Funding LLC, 2.39%, 11/20/29 (144A)

 47,679

 94,243

 Sierra Timeshare 2013-2 Receivables Funding LLC, 2.92%, 11/20/25 (144A)

 94,840

 314,143

 Sierra Timeshare 2013-2 Receivables Funding LLC, 4.75%, 11/20/25 (144A)

 321,765

 750,000

 2.24

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 754,610

 290,130

 0.62

 SMART ABS Series 2013-2US Trust, Floating Rate Note, 1/17/17

 290,061

 259,985

 0.49

 SMART ABS Series 2014-1US Trust, Floating Rate Note, 7/14/16

 259,989

 94,306

 SNAAC Auto Receivables Trust, 4.38%, 6/15/17 (144A)

 94,452

 33,059

 0.96

 Soundview Home Loan Trust 2005-3, Floating Rate Note, 6/25/35

 32,919

 196,707

 0.44

 Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35

 193,164

 790,207

 0.48

 Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36

 765,536

 814,972

 SpringCastle America Funding LLC, 2.7%, 5/25/23

 818,744

 803,792

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 806,091

 1,000,000

 Springleaf Funding Trust 2014-A, 2.41%, 12/15/22 (144A)

 1,001,385

 131,945

 Stanwich Mortgage Loan Trust, 2.9814%, 2/16/43 (144A)

 131,863

 330,618

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 356,959

 559,742

 0.90

 Structured Asset Investment Loan Trust 2005-6, Floating Rate Note, 7/25/35

 558,816

 6,871

 0.54

 Structured Asset Securities Corp. Mortgage Loan Trust 2005-WF4, Floating Rate Note, 11/25/35

 6,867

 711,517

 Sunset Mortgage Loan Co 2014-NPL2 LLC, 3.721%, 11/16/44 (Step) (144A)

 714,753

 720,213

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 713,453

 693,910

 1.49

 SWAY Residential 2014-1 Trust, Floating Rate Note, 1/20/32 (144A)

 695,453

 297,903

 TAL Advantage V LLC, 1.7%, 5/20/39 (144A)

 296,020

 163,213

 1.12

 Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34

 158,774

 126,606

 0.63

 Terwin Mortgage Trust Series TMTS 2005-10HE, Floating Rate Note, 6/25/36

 126,234

 116,874

 Terwin Mortgage Trust Series TMTS 2005-14HE, 4.8492%, 8/25/36 (Step)

 120,169

 250,000

 1.43

 Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)

 250,160

 400,000

 1.14

 Trafigura Securitisation Finance Plc. 2014-1, Floating Rate Note, 4/16/18 (144A)

 400,162

 700,000

 United Auto Credit Securitization Trust 2014-1, 2.38%, 10/15/18 (144A)

 697,714

 517,663

 VOLT XIX LLC, 3.875%, 4/26/55 (Step)

 519,709

 691,273

 VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)

 692,259

 78,198

 0.92

 Wachovia Mortgage Loan Trust Series 2005-WMC1, Floating Rate Note, 10/25/35

 77,688

 47,641

 0.56

 Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35

 47,123

 654,698

 Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)

 656,008

 177,076

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 178,102

 74,482

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 74,679

 449,823

 Westgate Resorts LLC, 9.5%, 2/20/25 (144A)

 454,941

 27,551

 Westlake Automobile Receivables Trust 2013-1, 1.12%, 1/15/18 (144A)

 27,560

 TOTAL ASSET BACKED SECURITIES

 (Cost $95,978,462)

 $

 96,222,141

 COLLATERALIZED MORTGAGE OBLIGATIONS - 36.8%

 143,376

 A10 Securitization 2013-1 LLC, 2.4%, 11/17/25 (144A)

 $

 143,790

 846,135

 A10 Term Asset Financing 2013-2 LLC, 2.62%, 11/15/27 (144A)

 851,221

 700,000

 1.63

 ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)

 698,675

 273,405

 0.46

 Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35

 255,960

 115,991

 0.63

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 110,832

 153,164

 Alternative Loan Trust 2003-J1, 4.75%, 10/25/33

 156,138

 83,718

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 84,545

 318,708

 0.76

 Alternative Loan Trust 2004-6CB, Floating Rate Note, 4/25/34

 308,694

 24,998

 American Home Mortgage Investment Trust 2004-3, 5.01%, 10/25/34 (Step)

 24,967

 669,802

 0.43

 ASG Resecuritization Trust 2010-3, Floating Rate Note, 12/29/45 (144A)

 644,989

 800,000

 2.39

 BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)

 802,198

 580,000

 1.29

 BAMLL Commercial Mortgage Securities Trust 2014-ICTS, Floating Rate Note, 6/15/28 (144A) (e)

 579,324

 930,000

 2.79

 BAMLL Commercial Mortgage Securities Trust 2014-INLD REMICS, Floating Rate Note, 12/17/29 (144A)

 935,759

 87,597

 0.63

 Banc of America Alternative Loan Trust 2003-10, Floating Rate Note, 12/25/33

 87,002

 1,412,321

 5.37

 Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45

 1,425,854

 1,000,000

 5.46

 Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45

 1,020,503

 1,750,000

 5.42

 Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45

 1,779,360

 1,711,437

 Banc of America Commercial Mortgage Trust 2006-4 REMICS, 5.634%, 7/10/46

 1,763,694

 98,520

 Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33

 102,140

 425,514

 0.54

 Banc of America Funding 2004-B Trust, Floating Rate Note, 12/20/34

 415,784

 276,757

 Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.933%, 7/10/45

 277,056

 762,929

 5.12

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 10/10/45

 765,032

 1,391,642

 5.16

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 9/10/47

 1,401,323

 257,391

 2.62

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 258,823

 1,038,029

 2.72

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 1,024,978

 484,390

 2.68

 Banc of America Mortgage 2004-D Trust, Floating Rate Note, 5/25/34

 485,466

 10,753

 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19

 10,627

 373,704

 0.72

 Bayview Commercial Asset Trust 2004-1, Floating Rate Note, 4/25/34 (144A)

 356,221

 698,410

 0.55

 Bayview Commercial Asset Trust 2004-3, Floating Rate Note, 1/25/35 (144A)

 644,451

 1,865,532

 Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) ©

                          -

 1,332,725

 Bayview Commercial Asset Trust 2007-4, 3.491129%, 9/25/37 (Step) (144A) (c)

 49,044

 180,000

 1.79

 BBCMS Trust 2014-BXO REMICS, Floating Rate Note, 8/16/27 (144A)

 179,622

 750,000

 2.19

 BBCMS Trust 2015-SLP, Floating Rate Note, 2/15/28 (144A)

 750,536

 572,777

 2.77

 BCAP LLC 2009-RR13-I Trust, Floating Rate Note, 9/26/35 (144A)

 586,241

 344,929

 0.00

 BCAP LLC 2013-RR3 Trust, Floating Rate Note, 5/28/36 (144A)

 348,234

 299,799

 2.96

 BCAP LLC 2013-RR7 Trust, Floating Rate Note, 12/27/34

 309,894

 350,497

 1.02

 Bear Stearns ALT-A Trust 2004-11, Floating Rate Note, 11/25/34

 343,069

 1,017,568

 0.88

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 987,869

 362,391

 1.02

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 342,595

 991,890

 1.02

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 942,059

 582,441

 0.88

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 563,135

 119,404

 0.92

 Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34

 118,479

 824,776

 0.78

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 789,594

 251,111

 2.59

 Bear Stearns ARM Trust 2003-3, Floating Rate Note, 5/25/33

 251,860

 87,819

 2.74

 Bear Stearns ARM Trust 2004-10 REMICS, Floating Rate Note, 1/25/35

 85,741

 83,022

 2.84

 Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34

 80,704

 915,216

 5.40

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR10, Floating Rate Note, 12/11/40

 922,278

 550,000

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 550,016

 415,000

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.75%, 6/11/41

 414,912

 1,053,755

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, 4.871%, 9/11/42

 1,054,625

 1,160,000

 4.99

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42

 1,170,648

 1,370,672

 5.14

 Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42

 1,375,603

 172,069

 Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.171%, 12/11/38

 174,239

 1,001,993

 5.57

 Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, Floating Rate Note, 4/12/38

 1,022,302

 103,555

 2.65

 Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30

 105,613

 323,535

 0.88

 Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34

 287,691

 1,610,000

 1.54

 BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)

 1,592,183

 430,000

 1.94

 Boca Hotel Portfolio Trust 2013-BOCA, Floating Rate Note, 8/17/26 (144A)

 430,000

 293,974

 0.52

 Castle Garden Funding, Floating Rate Note, 10/27/20 (144A)

 293,729

 614,325

 5.23

 CD 2005-CD1 Commercial Mortgage Trust, Floating Rate Note, 7/15/44

 616,291

 1,974,266

 5.30

 CD 2006-CD2 Mortgage Trust, Floating Rate Note, 1/15/46

 1,992,820

 1,340,000

 2.69

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)

 1,342,793

 361,703

 Cendant Mortgage Corp., 6.25%, 3/25/32 (144A)

 377,072

 1,000,000

 Cent CLO 16 LP, 2.52%, 8/1/24 (144A)

 1,002,247

 310,000

 1.39

 CGBAM Commercial Mortgage Trust 2014-HD, Floating Rate Note, 2/18/31 (144A)

 309,484

 1,630,000

 1.14

 CG-CCRE Commercial Mortgage Trust 2014-FL1, Floating Rate Note, 6/16/31 (144A)

 1,627,581

 1,720,000

 2.09

 CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)

 1,721,522

 45,867

 Chase Mortgage Finance Trust Series 2005-S1, 5.5%, 5/25/35

 46,392

 180,968

 2.38

 CHL Mortgage Pass-Through Trust 2004-14, Floating Rate Note, 8/25/34

 177,662

 102,934

 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-4, 5.0%, 7/25/20

 106,953

 366,215

 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7, 5.0%, 10/25/35

 374,272

 1,250,000

 2.29

 Citigroup Commercial Mortgage Trust 2015-SSHP REMICS, Floating Rate Note, 9/15/27 (144A)

 1,249,201

 640,575

 Citigroup Mortgage Loan Trust 2010-4 REMICS, 5.0%, 10/25/35 (144A)

 667,765

 200,523

 1.18

 Citigroup Mortgage Loan Trust 2010-7 REMICS, Floating Rate Note, 9/25/37 (144A)

 200,435

 62,765

 Citigroup Mortgage Loan Trust, Inc., 7.0%, 11/25/19

 64,488

 83,684

 5.50

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 10/25/35 (c)

 8,297

 193,504

 2.62

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 3/26/35

 151,465

 284,743

 0.79

 CNL Commercial Mortgage Loan Trust 2002-1, Floating Rate Note, 10/25/28 (144A)

 274,065

 407,496

 0.69

 CNL Commercial Mortgage Loan Trust 2003-1, Floating Rate Note, 5/15/31 (144A)

 370,853

 89,818

 0.63

 CNL Commercial Mortgage Loan Trust 2003-2, Floating Rate Note, 10/25/30 (144A)

 77,947

 35,903

 1.12

 Collateralized Mortgage Obligation Trust 44, Floating Rate Note, 7/1/18

 36,116

 263,221

 5.12

 COMM 2005-C6 Mortgage Trust, Floating Rate Note, 6/10/44

 263,485

 1,880,000

 5.17

 COMM 2005-C6 Mortgage Trust, Floating Rate Note, 6/10/44

 1,884,764

 792,195

 1.70

 COMM 2013-FL3 Mortgage Trust, Floating Rate Note, 10/13/28 (144A)

 792,529

 1,370,000

 2.34

 COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/17/31 (144A)

 1,365,668

 1,630,000

 1.83

 COMM 2014-KYO Mortgage Trust, Floating Rate Note, 6/11/27 (144A)

 1,627,294

 820,000

 1.78

 COMM 2014-PAT Mortgage Trust, Floating Rate Note, 8/13/27 (144A)

 816,652

 1,110,000

 1.94

 COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)

 1,107,948

 1,850,000

 1.79

 COMM 2014-TWC Mortgage Trust, Floating Rate Note, 2/13/32 (144A)

 1,850,614

 206,139

 2.13

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/19/26 (144A)

 206,073

 850,000

 1.79

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/19/26 (144A)

 849,726

 128,008

 4.89

 Commercial Mortgage Trust 2005-GG3, Floating Rate Note, 8/10/42

 128,335

 2,075,000

 5.28

 Commercial Mortgage Trust 2005-GG5, Floating Rate Note, 4/10/37

 2,095,843

 1,838,035

 5.67

 Credit Suisse Commercial Mortgage Trust Series 2006-C2 REMICS, Floating Rate Note, 3/15/39

 1,870,481

 877,328

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 919,711

 390,942

 Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37

 391,405

 38,864

 Credit Suisse First Boston Mortgage Securities Corp., 5.25%, 10/25/19

 39,509

 37,034

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 37,538

 271,629

 Credit Suisse First Boston Mortgage Securities Corp., 7.5%, 5/25/32

 290,456

 1,631,927

 5.23

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/17/40

 1,639,998

 194,912

 5.10

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 194,663

 395,906

 0.45

 Credit Suisse First Boston Mortgage Securities, 05-6, Floating Rate Note, 7/25/35

 384,933

 471,880

 2.75

 Credit Suisse Mortgage Capital Certificates REMICS, Floating Rate Note, 7/27/36 (144A)

 478,802

 400,000

 2.44

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 3/15/28 (144A)

 400,007

 1,950,000

 1.39

 CSMC Series 2014-ICE, Floating Rate Note, 4/15/27 (144A)

 1,942,627

 700,000

 0.00

 CSMC Trust 2014-SURF, Floating Rate Note, 2/15/29 (144A)

 698,240

 300,000

 1.49

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)

 299,669

 399,000

 2.14

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)

 398,564

 540,000

 1.78

 EQTY 2014-INNS Mortgage Trust REMICS, Floating Rate Note, 5/8/31 (144A)

 535,321

 1,020,000

 1.38

 EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)

 1,009,389

 723,000

 Extended Stay America Trust 2013-ESH, 1.2783%, 12/5/31 (144A)

 718,517

 200,000

 0.88

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 199,264

 200,000

 1.28

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 199,567

 838,371

 1.13

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 5/25/24

 834,315

 1,241,598

 1.38

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 7/25/24

 1,240,629

 224,285

 2.26

 Fannie Mae Trust 2005-W4, Floating Rate Note, 6/25/45

 232,217

 662,825

 0.44

 Fannie Mae Whole Loan, Floating Rate Note, 11/25/46

 663,931

 665,758

 FDIC 2010-R1 Trust, 2.184%, 5/25/50 (144A)

 671,129

 70,495

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 10/15/18

 72,725

 81,349

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 6/15/28

 82,252

 28,808

 Federal Home Loan Mortgage Corp. REMICS, 5.5%, 10/15/35

 29,029

 69,467

 0.48

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36

 69,891

 917,951

 0.48

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37

 921,162

 127,542

 0.38

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20

 127,794

 248,824

 0.76

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37

 251,821

 200,560

 0.53

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 201,395

 91,051

 0.53

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 91,501

 477,568

 0.56

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/37

 480,603

 132,105

 0.58

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 132,722

 197,733

 0.58

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 198,756

 326,890

 0.50

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/35

 327,861

 237,940

 0.89

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39

 242,251

 237,918

 0.48

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30

 237,939

 218,520

 1.18

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/32

 224,718

 257,023

 0.58

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33

 259,652

 186,100

 0.48

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36

 186,489

 140,107

 0.48

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/37

 140,224

 133,568

 0.48

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39

 133,916

 314,910

 0.68

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/41

 317,503

 184,262

 0.73

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/42

 187,067

 158,956

 1.18

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 163,240

 277,775

 1.18

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 286,647

 692,171

 0.58

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/38

 695,784

 627,354

 0.58

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41

 630,365

 222,618

 0.73

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/27

 225,708

 224,946

 0.68

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/28

 228,014

 129,048

 0.48

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36

 129,537

 426,117

 0.60

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/41

 428,922

 134,789

 0.59

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36

 135,593

 149,648

 0.37

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36

 149,784

 98,710

 0.58

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41

 99,329

 111,826

 0.61

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36

 112,468

 284,024

 0.61

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/41

 285,263

 160,592

 0.59

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23

 161,285

 212,187

 0.68

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36

 214,054

 89,016

 0.78

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/18

 89,642

 269,037

 0.43

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/25

 269,328

 119,517

 0.38

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26

 120,065

 84,759

 0.44

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35

 85,118

 228,064

 0.43

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36

 228,298

 208,202

 0.48

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26

 208,626

 153,865

 0.63

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/33

 154,276

 398,718

 Federal Home Loan Mortgage Corp., 2.75%, 11/15/25

 410,584

 396,400

 Federal Home Loan Mortgage Corp., 3.0%, 1/15/30

 411,567

 312,353

 Federal Home Loan Mortgage Corp., 3.0%, 6/15/38

 320,485

 136,447

 Federal Home Loan Mortgage Corp., 3.5%, 8/15/28

 141,656

 249,770

 Federal Home Loan Mortgage Corp., 4.0%, 1/15/34

 258,410

 1,925

 Federal Home Loan Mortgage Corp., 4.0%, 5/15/37

 1,930

 1,527,223

 0.69

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/33

 1,540,308

 206,117

 0.43

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/35

 207,332

 93,227

 0.50

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/15/36

 93,241

 316,093

 0.63

 Federal Home Loan Mortgage Corp., Floating Rate Note, 2/17/32

 319,016

 412,484

 0.54

 Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/30

 413,802

 350,088

 0.76

 Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/32

 355,569

 868,073

 0.50

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/33

 874,575

 575,485

 0.54

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/36

 578,081

 78,312

 0.33

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/19

 78,368

 332,419

 0.69

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/28

 336,379

 483,958

 0.68

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/31

 491,223

 168,732

 0.48

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/15/19

 169,234

 865,670

 3.41

 Federal National Mortgage Association 2004-T2, Floating Rate Note, 7/25/43

 900,331

 199,513

 Federal National Mortgage Association 2006-48-T, 5.5%, 12/25/34

 201,455

 148,360

 Federal National Mortgage Association REMICS, 1.5%, 11/25/20

 149,187

 258,738

 Federal National Mortgage Association REMICS, 1.75%, 12/25/22

 261,190

 659,364

 Federal National Mortgage Association REMICS, 3.0%, 1/25/21

 678,967

 135,080

 Federal National Mortgage Association REMICS, 3.0%, 4/25/40

 139,098

 258,958

 Federal National Mortgage Association REMICS, 3.5%, 10/25/39

 270,184

 1,313,117

 Federal National Mortgage Association REMICS, 4.0%, 5/25/29

 1,335,061

 12,718

 Federal National Mortgage Association REMICS, 5.0%, 9/25/39

 13,167

 102,982

 Federal National Mortgage Association REMICS, 6.0%, 6/25/29

 117,814

 65,845

 0.83

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32

 67,016

 150,422

 1.03

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/24

 150,821

 86,528

 0.68

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33

 87,474

 1,554,230

 0.53

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/34

 1,561,529

 170,323

 0.48

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35

 170,958

 400,441

 0.58

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/36

 403,207

 167,364

 1.40

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38

 173,850

 1,264,157

 0.38

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/27/37

 1,248,716

 408,380

 1.18

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32

 419,194

 283,777

 0.54

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36

 285,379

 420,108

 0.88

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/39

 426,144

 231,408

 0.58

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/18/32

 232,378

 128,133

 1.08

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31

 131,158

 639,149

 0.68

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32

 646,609

 161,484

 0.80

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37

 163,937

 197,620

 0.53

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33

 199,144

 181,754

 0.49

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35

 182,238

 155,522

 0.43

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 155,647

 170,054

 0.38

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 169,877

 130,535

 0.63

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38

 131,118

 146,137

 0.68

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24

 147,871

 274,908

 0.58

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34

 277,265

 185,494

 0.58

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34

 186,625

 215,368

 0.53

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/35

 216,314

 1,197,546

 0.48

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36

 1,206,204

 241,188

 0.43

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 241,924

 223,502

 0.54

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 224,495

 123,592

 0.43

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 123,667

 239,718

 0.53

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 240,836

 872,741

 0.40

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/45

 875,098

 550,703

 1.08

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32

 563,394

 566,225

 1.18

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32

 585,081

 68,318

 0.58

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/34

 69,066

 301,634

 0.43

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/36

 301,840

 585,230

 0.68

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/18/32

 590,634

 75,497

 0.58

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/17

 75,622

 96,730

 0.68

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33

 97,740

 175,018

 0.53

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36

 175,878

 217,499

 0.58

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37

 218,757

 290,596

 0.73

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40

 292,864

 210,245

 0.63

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36

 211,981

 243,961

 0.42

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 243,949

 86,115

 0.43

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 86,216

 282,041

 0.43

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 282,355

 127,039

 0.68

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/38

 127,877

 102,104

 0.58

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34

 103,170

 151,487

 0.48

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 151,725

 330,761

 0.43

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 332,846

 332,591

 1.08

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/38

 341,549

 411,515

 0.60

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/36

 415,183

 288,255

 0.48

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/40

 289,671

 473,165

 0.68

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33

 477,203

 154,490

 0.53

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36

 155,241

 197,611

 0.75

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36

 199,235

 99,539

 0.63

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 100,449

 290,166

 0.75

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 293,528

 313,206

 0.76

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 317,509

 78,197

 0.75

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 79,022

 93,662

 0.73

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/39

 94,381

 182,731

 Federal National Mortgage Association, 2.5%, 4/25/36

 186,654

 370,073

 Federal National Mortgage Association, 2.75%, 6/25/20

 378,141

 451,314

 Federal National Mortgage Association, 3.0%, 6/25/39

 460,267

 139,660

 Federal National Mortgage Association, 3.5%, 1/25/24

 140,050

 135,359

 Federal National Mortgage Association, 3.5%, 3/25/28

 136,709

 209,479

 Federal National Mortgage Association, 3.5%, 7/25/24

 215,275

 34,944

 Federal National Mortgage Association, 4.5%, 10/25/38

 34,988

 946,360

 Federal National Mortgage Association, 4.5%, 6/25/40

 1,014,043

 26,232

 Federal National Mortgage Association, 4.5%, 8/25/27

 26,243

 122,391

 Federal National Mortgage Association, 5.0%, 7/25/32

 123,300

 337,769

 0.53

 Federal National Mortgage Association, Floating Rate Note, 10/18/32

 340,386

 472,950

 0.48

 Federal National Mortgage Association, Floating Rate Note, 11/25/27

 475,630

 347,094

 1.03

 Federal National Mortgage Association, Floating Rate Note, 2/25/23

 354,340

 201,026

 0.48

 Federal National Mortgage Association, Floating Rate Note, 3/25/18

 201,078

 408,483

 0.53

 Federal National Mortgage Association, Floating Rate Note, 3/25/36

 410,324

 860,740

 0.68

 Federal National Mortgage Association, Floating Rate Note, 4/25/33

 868,029

 202,720

 2.70

 Federal National Mortgage Association, Floating Rate Note, 4/25/35

 216,415

 529,102

 0.68

 Federal National Mortgage Association, Floating Rate Note, 6/25/32

 535,531

 712,404

 0.58

 Federal National Mortgage Association, Floating Rate Note, 6/25/36

 717,596

 317,307

 0.48

 Federal National Mortgage Association, Floating Rate Note, 8/25/35

 318,036

 106,096

 1.61

 Federal National Mortgage Association, Floating Rate Note, 9/25/22

 108,368

 58,662

 2.59

 First Horizon Mortgage Pass-Through Trust 2004-AR1, Floating Rate Note, 2/25/34

 58,055

 50,300

 2.55

 First Horizon Mortgage Pass-Through Trust 2004-AR5, Floating Rate Note, 10/25/34

 48,955

 75,985

 1.78

 Fosse Master Issuer Plc, Floating Rate Note, 10/18/54

 76,757

 792,364

 1.14

 Freddie Mac REMICS, Floating Rate Note, 2/15/32

 816,054

 121,997

 0.54

 Freddie Mac Strips, Floating Rate Note, 12/15/36

 122,405

 302,709

 0.48

 Freddie Mac Strips, Floating Rate Note, 8/15/36

 303,814

 414,074

 1.58

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 10/25/24

 414,305

 433,085

 1.18

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 2/25/24

 431,967

 682,408

 1.53

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/24

 682,691

 409,000

 3.56

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 418,218

 372,624

 0.62

 GE Business Loan Trust 2003-1, Floating Rate Note, 4/15/31 (144A)

 372,624

 355,542

 0.41

 GE Business Loan Trust 2004-2, Floating Rate Note, 12/15/32 (144A)

 343,070

 709,621

 0.44

 GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)

 687,827

 618,248

 0.36

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 585,879

 114,797

 4.97

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45

 114,698

 500,000

 5.13

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45 (144A)

 501,429

 220,877

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32

 213,401

 702,138

 0.45

 Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32

 674,770

 1,438,879

 5.23

 GMAC Commercial Mortgage Securities Inc Series 2006-C1 Trust, Floating Rate Note, 11/10/45

 1,456,979

 9,937

 5.30

 GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Trust, Floating Rate Note, 8/10/38

 9,947

 203,292

 2.93

 GMACM Mortgage Loan Trust 2004-AR1, Floating Rate Note, 6/25/34

 193,443

 2,903,510

 Government National Mortgage Association REMICS, 2.0%, 1/16/46

 2,911,306

 2,410,433

 Government National Mortgage Association REMICS, 4.0%, 9/20/37

 2,536,060

 107,036

 Government National Mortgage Association, 3.0%, 12/20/38

 109,736

 990,556

 Government National Mortgage Association, 3.0%, 12/20/38

 1,012,628

 226,206

 Government National Mortgage Association, 3.0%, 4/20/41

 234,851

 447,912

 Government National Mortgage Association, 3.5%, 5/20/39

 470,280

 302,534

 Government National Mortgage Association, 3.5%, 8/20/38

 313,416

 84,330

 Government National Mortgage Association, 5.0%, 4/20/36

 88,177

 300,135

 Government National Mortgage Association, 5.0%, 9/20/31

 302,624

 67,964

 Government National Mortgage Association, 5.25%, 5/20/31

 68,015

 253,390

 0.43

 Government National Mortgage Association, Floating Rate Note, 1/16/35

 253,583

 611,174

 0.73

 Government National Mortgage Association, Floating Rate Note, 1/16/40

 617,883

 198,588

 0.83

 Government National Mortgage Association, Floating Rate Note, 2/16/30

 200,545

 251,475

 0.43

 Government National Mortgage Association, Floating Rate Note, 2/20/35

 251,899

 188,714

 0.68

 Government National Mortgage Association, Floating Rate Note, 2/20/38

 190,458

 242,906

 0.48

 Government National Mortgage Association, Floating Rate Note, 4/16/31

 243,585

 133,109

 0.68

 Government National Mortgage Association, Floating Rate Note, 4/16/32

 133,951

 567,305

 0.73

 Government National Mortgage Association, Floating Rate Note, 4/16/32

 574,347

 51,793

 0.58

 Government National Mortgage Association, Floating Rate Note, 8/20/35

 51,815

 503,551

 0.48

 Government National Mortgage Association, Floating Rate Note, 8/20/40

 498,325

 32,817

 0.48

 Government National Mortgage Association, Floating Rate Note, 9/20/33

 32,824

 1,000,000

 1.49

 GP Portfolio Trust 2014-GGP, Floating Rate Note, 2/16/27 (144A)

 1,000,000

 1,020,000

 5.55

 GS Mortgage Securities Trust 2006-GG6 REMICS, Floating Rate Note, 4/10/38

 1,028,511

 495,000

 1.94

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 495,948

 356,289

 0.96

 GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34

 345,747

 241,099

 2.45

 GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33

 244,620

 474,104

 2.82

 GSR Mortgage Loan Trust 2004-7, Floating Rate Note, 6/25/34

 462,092

 171,516

 2.70

 HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34

 171,277

 970,683

 1.68

 Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)

 970,683

 492,733

 2.93

 Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)

 492,733

 250,000

 2.48

 Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)

 260,461

 1,449,671

 0.82

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 3/25/34

 1,392,741

 280,740

 0.53

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 276,368

 205,296

 0.63

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34

 203,547

 1,359,257

 0.82

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 1,297,333

 606,606

 0.80

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 579,148

 107,441

 0.98

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 102,147

 65,464

 2.81

 Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34

 62,841

 365,011

 0.83

 Impac CMB Trust Series 2005-4, Floating Rate Note, 5/25/35

 310,074

 417,310

 0.53

 Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36

 403,809

 219,923

 0.53

 Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36

 216,508

 548,217

 0.38

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 514,633

 70,556

 2.70

 IndyMac INDX Mortgage Loan Trust 2004-AR6, Floating Rate Note, 10/25/34

 67,733

 70,101

 4.84

 JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41

 70,009

 477,882

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2, 4.78%, 7/15/42

 477,468

 139,633

 4.94

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3 REMICS, Floating Rate Note, 8/15/42

 139,640

 800,000

 4.97

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3, Floating Rate Note, 8/15/42

 801,895

 500,000

 5.04

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, Floating Rate Note, 10/15/42

 502,751

 1,263,715

 5.24

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, Floating Rate Note, 12/15/44

 1,271,558

 484,175

 0.47

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 479,223

 184,066

 0.55

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 177,580

 500,000

 5.56

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP6, Floating Rate Note, 4/15/43

 512,220

 92,118

 0.34

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 91,354

 4,908

 5.70

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19, Floating Rate Note, 2/12/49

 4,908

 1,670,000

 1.44

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, Floating Rate Note, 4/15/27 (144A)

 1,669,155

 510,000

 2.14

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)

 512,159

 1,030,000

 1.68

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU REMICS, Floating Rate Note, 12/15/28 (144A)

 1,030,683

 945,000

 2.18

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU, Floating Rate Note, 12/15/28 (144A)

 945,885

 410,000

 1.94

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4, Floating Rate Note, 12/16/30 (144A)

 410,276

 650,000

 2.29

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)

 647,408

 490,000

 1.54

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)

 488,641

 1,170,000

 1.59

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6, Floating Rate Note, 11/17/31 (144A)

 1,169,062

 900,000

 1.11

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 897,819

 650,000

 1.89

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 647,354

 1,100,000

 1.79

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH, Floating Rate Note, 8/16/27 (144A)

 1,098,849

 700,000

 2.44

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, Floating Rate Note, 1/15/32 (144A)

 701,736

 304,640

 2.49

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 310,991

 151,613

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 157,158

 546,297

 4.32

 JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35

 534,656

 12,324

 JP Morgan Mortgage Trust 2006-S3, 6.0%, 8/25/36 (c)

 402

 636,097

 4.25

 La Hipotecaria Panamanian Mortgage Trust 2007-1, Floating Rate Note, 12/23/36 (144A)

 623,375

 226,439

 0.78

 Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)

 226,622

 28,949

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 29,296

 61,072

 5.20

 LB-UBS Commercial Mortgage Trust 2005-C7 REMICS, Floating Rate Note, 11/15/30

 61,101

 1,376,334

 LB-UBS Commercial Mortgage Trust 2006-C1 REMICS, 5.156%, 2/15/31

 1,392,410

 188,105

 1.13

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 187,043

 298,090

 1.23

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)

 290,662

 619,620

 0.43

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 586,345

 464,119

 0.40

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 435,637

 463,332

 0.41

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 436,426

 526,555

 0.00

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 495,916

 1,256,339

 2.18

 LSTAR Securities Investment Trust 2015-5, Floating Rate Note, 4/1/20 (144A)

 1,249,371

 494,229

 0.53

 MASTR Alternative Loan Trust 2005-1, Floating Rate Note, 2/25/35

 484,368

 59,276

 0.58

 MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18

 57,454

 206,846

 0.67

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2, Floating Rate Note, 6/15/30

 196,282

 349,178

 2.35

 Merrill Lynch Mortgage Investors Trust Series 2005-2, Floating Rate Note, 10/25/35

 351,599

 1,167,877

 0.45

 Merrill Lynch Mortgage Investors Trust Series 2005-A3, Floating Rate Note, 4/25/35

 1,119,715

 652,306

 0.92

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28

 618,134

 332,201

 1.20

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28

 309,665

 430,318

 0.86

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-B, Floating Rate Note, 4/25/28

 416,414

 467,289

 0.84

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C REMICS, Floating Rate Note, 6/25/28

 444,247

 309,295

 1.06

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28

 304,868

 380,172

 0.80

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28

 362,937

 50,316

 1.89

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29

 50,170

 358,250

 0.82

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29

 352,276

 506,226

 0.64

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A REMICS, Floating Rate Note, 4/25/29

 485,443

 472,376

 0.74

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29

 438,738

 489,741

 1.14

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E, Floating Rate Note, 11/25/29

 473,116

 706,164

 0.74

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 663,395

 231,903

 0.96

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 225,191

 431,929

 0.64

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30

 418,984

 79,483

 5.05

 Merrill Lynch Mortgage Trust 2005-CIP1, Floating Rate Note, 7/12/38

 79,495

 1,166,772

 5.45

 Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37

 1,171,673

 1,421,966

 5.29

 Merrill Lynch Mortgage Trust 2005-LC1, Floating Rate Note, 1/12/44

 1,436,521

 1,440,328

 5.47

 ML-CFC Commercial Mortgage Trust 2006-1, Floating Rate Note, 2/12/39

 1,463,487

 136,893

 5.07

 Morgan Stanley Capital I Trust 2005-HQ6 REMICS, Floating Rate Note, 8/13/42

 136,805

 125,740

 5.23

 Morgan Stanley Capital I Trust 2005-IQ10, Floating Rate Note, 9/15/42

 125,753

 155,834

 Morgan Stanley Capital I Trust 2005-TOP19, 4.89%, 6/12/47

 155,689

 600,000

 5.79

 Morgan Stanley Capital I Trust 2006-HQ9, Floating Rate Note, 7/12/44

 625,646

 1,435,000

 5.16

 Morgan Stanley Capital I Trust 2006-TOP21, Floating Rate Note, 10/12/52

 1,445,296

 582,833

 5.83

 Morgan Stanley Capital I Trust 2006-TOP23, Floating Rate Note, 8/12/41

 605,359

 500,000

 2.39

 Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)

 500,379

 58,252

 Morgan Stanley Dean Witter Capital I Trust 2001-TOP3, 6.79%, 7/15/33

 59,417

 689,126

 0.45

 Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35

 684,739

 407,794

 0.46

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 393,102

 344,913

 0.45

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 342,923

 598,352

 0.96

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 571,840

 763,956

 0.92

 MortgageIT Trust 2004-2, Floating Rate Note, 12/25/34

 740,942

 78,286

 NCUA Guaranteed Notes Trust REMICS, 1.6%, 10/29/20

 78,320

 335,631

 0.76

 NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/2/21

 336,291

 200,112

 0.50

 NewStar Commercial Loan Trust 2007-1, Floating Rate Note, 9/30/22 (144A)

 197,065

 173,927

 Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, 5.5%, 8/25/33 (Step)

 181,322

 566,500

 2.03

 NorthStar 2013-1, Floating Rate Note, 8/27/29 (144A)

 567,031

 1,339,952

 0.49

 Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35

 1,256,852

 277,582

 ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A) (e)

 277,582

 124,522

 ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)

 124,522

 120,130

 PHH Mortgage Capital LLC, 6.0%, 12/25/27 (Step) (144A)

 120,542

 375,958

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 382,700

 1,500,000

 2.33

 RAIT 2014-FL2 Trust, Floating Rate Note, 5/15/31 (144A)

 1,484,584

 979,151

 1.43

 RAIT 2014-FL3 Trust, Floating Rate Note, 12/15/31 (144A)

 986,346

 150,613

 0.73

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 145,392

 34,123

 RALI Series 2003-QR24 Trust REMICS, 4.0%, 7/25/33

 34,092

 744,607

 RALI Series 2003-QR24 Trust REMICS, 4.0%, 7/25/33

 748,231

 609,020

 0.68

 RALI Series 2003-QS11 Trust, Floating Rate Note, 6/25/33

 567,670

 28,756

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 29,168

 135,332

 RALI Series 2003-QS15 Trust, 5.5%, 8/25/33

 139,700

 339,288

 0.63

 RALI Series 2003-QS9 Trust, Floating Rate Note, 5/25/18

 331,254

 144,410

 RALI Series 2004-QR1 Trust, 5.25%, 10/25/34

 144,508

 177,684

 RALI Series 2004-QS5 Trust, 4.75%, 4/25/34

 181,351

 75,479

 0.78

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 74,597

 857,555

 0.48

 RALI Series 2005-QA1 Trust, Floating Rate Note, 1/25/35

 818,002

 53,277

 6.34

 RAMP Series 2004-SL4 Trust, Floating Rate Note, 5/25/18

 53,820

 790,847

 0.67

 RBSSP Resecuritization Trust 2009-5, Floating Rate Note, 8/25/37 (144A)

 757,745

 167,937

 0.52

 Regatta Funding, Ltd., Floating Rate Note, 6/15/20 (144A)

 167,283

 594,329

 1.63

 RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35

 570,503

 422,952

 0.97

 RESI MAC, 2014-1A, Floating Rate Note, 6/12/19

 423,198

 1,323,323

 0.58

 Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33

 1,212,370

 346,275

 Residential Asset Securitization Trust 2004-A9, 5.75%, 12/25/34

 358,965

 1,480,000

 1.24

 Resource Capital Corp 2014-CRE2, Ltd., Floating Rate Note, 4/15/32 (144A)

 1,472,033

 1,000,000

 2.34

 Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)

 1,000,761

 138,273

 RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35

 142,678

 163,834

 Rialto Capital Management LLC, 2.85%, 5/15/24 (144A)

 163,902

 554,296

 RREF 2014-LT6 LLC, 2.75%, 9/15/24 (144A)

 554,306

 884,806

 Selene Non-Performing Loans LLC, 2.9814%, 5/25/54 (Step) (144A)

 876,501

 632,059

 0.80

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 596,429

 208,954

 0.82

 Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34

 196,779

 212,041

 1.80

 Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34

 213,468

 737,979

 0.61

 Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35

 698,701

 327,400

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 320,162

 136,514

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 134,066

 347,455

 SilverLeaf Finance XVII LLC, 2.71%, 3/16/26 (144A)

 347,485

 290,000

 1.93

 Silverstone Master Issuer Plc, Floating Rate Note, 1/21/55 (144A)

 295,972

 630,000

 Small Business Administration Participation Certificates, 2.24%, 4/15/43 (144A)

 629,001

 153,041

 2.22

 Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)

 153,450

 136,608

 2.86

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 136,142

 111,906

 2.43

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34

 110,208

 945,600

 1.03

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34

 862,834

 1,213,887

 0.87

 Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35

 1,179,878

 591,096

 3.57

 Structured Asset Mortgage Investments II Trust 2005-AR2, Floating Rate Note, 5/25/45

 457,188

 104,201

 0.68

 Structured Asset Mortgage Investments II Trust 2005-F1 REMICS, Floating Rate Note, 8/26/35

 103,552

 362,889

 1.09

 Structured Asset Mortgage Investments Trust 2002-AR5, Floating Rate Note, 5/19/33

 353,829

 130,825

 2.52

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 129,703

 93,526

 Structured Asset Securities Corp. Mortgage Loan Trust 2005-2XS, 4.65%, 2/25/35 (Step)

 95,195

 905,376

 2.44

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33

 896,603

 260,658

 0.68

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33

 257,952

 117,739

 2.12

 Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43

 116,993

 189,875

 1.55

 Thornburg Mortgage Securities Trust 2004-1, Floating Rate Note, 3/25/44

 185,506

 1,319,078

 0.92

 Thornburg Mortgage Securities Trust 2004-3, Floating Rate Note, 9/25/34

 1,264,070

 173,946

 1.85

 Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44

 171,571

 525,000

 TimberStar Trust I REMICS, 5.668%, 10/15/36 (144A)

 552,642

 627,320

 2.18

 Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)

 629,202

 1,084,489

 Vericrest Opportunity Loan Transferee 2014-NPL4 LLC, 3.125%, 4/27/54 (Step) (144A)

 1,084,513

 550,409

 VFC 2014-2 LLC, 2.75%, 7/20/30 (144A)

 550,398

 363,966

 VFC 2015-3 LLC, 2.75%, 12/20/31 (144A)

 363,128

 400,719

 5.25

 Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Floating Rate Note, 10/17/44

 401,052

 765,219

 5.27

 Wachovia Bank Commercial Mortgage Trust Series 2005-C22 REMICS, Floating Rate Note, 12/15/44

 770,388

 1,222,301

 5.42

 Wachovia Bank Commercial Mortgage Trust Series 2006-C23 REMICS, Floating Rate Note, 1/15/45

 1,236,268

 272,000

 5.66

 Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45

 276,993

 965,662

 5.71

 Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Floating Rate Note, 5/15/43

 984,295

 360,182

 1.55

 WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust, Floating Rate Note, 6/25/42

 347,129

 1,063,047

 2.41

 WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust, Floating Rate Note, 9/25/33

 1,073,491

 461,283

 WaMu Mortgage Pass-Through Certificates Series 2003-S10, 5.0%, 10/25/18

 467,628

 500,587

 Welk Resorts 2013-A LLC, 3.1%, 3/15/29 (144A)

 504,849

 453,135

 1.00

 Wells Fargo Alternative Loan 2005-2 Trust, Floating Rate Note, 10/25/35

 450,810

 1,250,000

 2.04

 Wells Fargo Commercial Mortgage Trust 2014-TISH REMICS, Floating Rate Note, 2/16/27 (144A)

 1,251,410

 261,680

 0.78

 Wells Fargo Mortgage Backed Securities 2005-4 Trust, Floating Rate Note, 4/25/35

 257,266

 792,864

 Westgate Resorts 2014-1 LLC, 2.15%, 12/20/26 (144A)

 788,213

 328,881

 0.50

 Westwood CDO II, Ltd., Floating Rate Note, 4/25/22 (144A)

 323,728

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $233,878,677)

 $

 231,763,331

 CORPORATE BONDS - 31.6%

 Energy - 1.9%

 Oil & Gas Equipment & Services - 0.1%

 775,000

 National Oilwell Varco, Inc., 1.35%, 12/1/17

 $

 771,351

 Integrated Oil & Gas - 0.4%

 1,000,000

 ConocoPhillips Co., 1.05%, 12/15/17

 $

 995,818

 750,000

 0.48

 Shell International Finance BV, Floating Rate Note, 11/15/16

 751,455

 500,000

 Total Capital International SA, 0.75%, 1/25/16

 501,044

 $

 2,248,317

 Oil & Gas Exploration & Production - 0.4%

 277,000

 0.65

 Canadian Natural Resources, Ltd., Floating Rate Note, 3/30/16

 $

 276,592

 750,000

 Hess Corp., 1.3%, 6/15/17

 745,468

 1,496,000

 Marathon Oil Corp., 0.9%, 11/1/15

 1,495,515

 $

 2,517,575

 Oil & Gas Refining & Marketing - 0.2%

 500,000

 GS Caltex Corp., 3.25%, 10/1/18 (144A)

 $

 512,054

 750,000

 Phillips 66, 2.95%, 5/1/17

 772,730

 $

 1,284,784

 Oil & Gas Storage & Transportation - 0.8%

 500,000

 0.91

 Enbridge, Inc., Floating Rate Note, 10/1/16

 $

 500,712

 750,000

 Enterprise Products Operating LLC, 1.65%, 5/7/18

 750,915

 1,000,000

 Enterprise Products Operating LLC, 3.2%, 2/1/16

 1,015,167

 1,010,000

 Enterprise Products Operating LLC, 3.7%, 6/1/15

 1,010,000

 700,000

 Kinder Morgan, Inc. Delaware, 2.0%, 12/1/17

 701,560

 375,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 378,957

 690,000

 0.94

 TransCanada PipeLines, Ltd., Floating Rate Note, 6/30/16

 691,543

 $

 5,048,854

 Total Energy

 $

 11,870,881

 Materials - 0.5%

 Fertilizers & Agricultural Chemicals - 0.1%

 1,000,000

 Monsanto Co., 1.15%, 6/30/17

 $

 996,771

 Diversified Metals & Mining - 0.2%

 500,000

 0.52

 BHP Billiton Finance USA, Ltd., Floating Rate Note, 9/30/16

 $

 500,252

 560,000

 1.11

 Rio Tinto Finance USA Plc, Floating Rate Note, 6/17/16

 561,559

 $

 1,061,811

 Steel - 0.2%

 1,000,000

 1.42

 Glencore Funding LLC, Floating Rate Note, 5/27/16 (144A)

 $

 1,002,880

 Total Materials

 $

 3,061,462

 Capital Goods - 1.3%

 Aerospace & Defense - 0.5%

 586,000

 L-3 Communications Corp., 1.5%, 5/28/17

 $

 581,247

 500,000

 Precision Castparts Corp., 1.25%, 1/15/18

 498,755

 1,050,000

 The Boeing Co., 0.95%, 5/15/18

 1,039,034

 500,000

 United Technologies Corp., 1.778%, 5/4/18 (Step)

 503,210

 500,000

 0.76

 United Technologies Corp., Floating Rate Note, 6/1/15

 500,000

 $

 3,122,246

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 1,098,000

 John Deere Capital Corp., 1.05%, 10/11/16

 $

 1,103,572

 750,000

 John Deere Capital Corp., 1.05%, 12/15/16

 753,273

 1,090,000

 0.54

 John Deere Capital Corp., Floating Rate Note, 10/11/16

 1,092,467

 $

 2,949,312

 Trading Companies & Distributors - 0.3%

 1,100,000

 Aircastle, Ltd., 6.75%, 4/15/17

 $

 1,182,500

 750,000

 GATX Corp., 1.25%, 3/4/17

 747,564

 $

 1,930,064

 Total Capital Goods

 $

 8,001,622

 Automobiles & Components - 1.8%

 Auto Parts & Equipment - 0.1%

 700,000

 Johnson Controls, Inc., 1.4%, 11/2/17

 $

 699,532

 Automobile Manufacturers - 1.7%

 1,000,000

 Daimler Finance North America LLC, 1.45%, 8/1/16 (144A)

 $

 1,006,125

 750,000

 0.59

 Daimler Finance North America LLC, Floating Rate Note, 3/10/17 (144A)

 750,652

 617,000

 0.59

 Daimler Finance North America LLC, Floating Rate Note, 8/1/17 (144A)

 615,891

 500,000

 Ford Motor Credit Co. LLC, 1.7%, 5/9/16

 502,868

 700,000

 Ford Motor Credit Co. LLC, 1.724%, 12/6/17

 698,562

 250,000

 Ford Motor Credit Co. LLC, 2.375%, 1/16/18

 253,454

 1,000,000

 Ford Motor Credit Co. LLC, 2.875%, 10/1/18

 1,024,377

 750,000

 0.78

 Ford Motor Credit Co. LLC, Floating Rate Note, 9/8/17

 745,308

 1,000,000

 Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (144A)

 1,028,448

 500,000

 0.78

 Nissan Motor Acceptance Corp., Floating Rate Note, 3/3/17 (144A)

 501,913

 750,000

 Toyota Motor Credit Corp., 1.125%, 5/16/17

 753,068

 1,000,000

 0.48

 Volkswagen Group of America Finance LLC, Floating Rate Note, 5/23/16 (144A)

 1,000,638

 750,000

 Volkswagen International Finance NV, 1.125%, 11/18/16 (144A)

 751,808

 750,000

 Volkswagen International Finance NV, 1.15%, 11/20/15 (144A)

 752,408

 500,000

 Volkswagen International Finance NV, 1.6%, 11/20/17 (144A)

 502,738

 $

 10,888,258

 Total Automobiles & Components

 $

 11,587,790

 Consumer Durables & Apparel - 0.1%

 Homebuilding - 0.1%

 650,000

 DR Horton, Inc., 4.0%, 2/15/20

 $

 653,250

 Total Consumer Durables & Apparel

 $

 653,250

 Consumer Services - 0.1%

 Restaurants - 0.1%

 605,000

 Starbucks Corp., 0.875%, 12/5/16

 $

 605,424

 Total Consumer Services

 $

 605,424

 Media - 0.1%

 Publishing - 0.1%

 250,000

 Thomson Reuters Corp., 0.875%, 5/23/16

 $

 249,910

 500,000

 Thomson Reuters Corp., 1.3%, 2/23/17

 500,184

 $

 750,094

 Total Media

 $

 750,094

 Retailing - 0.1%

 Automotive Retail - 0.1%

 500,000

 Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (144A)

 $

 501,415

 Total Retailing

 $

 501,415

 Food & Staples Retailing - 0.2%

 Food Retail - 0.1%

 750,000

 0.71

 Walgreens Boots Alliance, Inc., Floating Rate Note, 5/18/16

 $

 750,993

 Hypermarkets & Super Centers - 0.1%

 740,000

 Costco Wholesale Corp., 1.125%, 12/15/17

 $

 740,034

 Total Food & Staples Retailing

 $

 1,491,027

 Food, Beverage & Tobacco - 0.4%

 Brewers - 0.1%

 500,000

 0.45

 Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 1/27/17

 $

 499,312

 Soft Drinks - 0.0% †

 189,000

 Coca-Cola Enterprises, Inc., 2.125%, 9/15/15

 $

 189,784

 Packaged Foods & Meats - 0.2%

 250,000

 General Mills, Inc., 0.875%, 1/29/16

 $

 250,289

 1,000,000

 Wm Wrigley Jr Co., 2.0%, 10/20/17 (144A)

 1,012,862

 $

 1,263,151

 Tobacco - 0.1%

 310,000

 Altria Group, Inc., 4.125%, 9/11/15

 $

 313,056

 Total Food, Beverage & Tobacco

 $

 2,265,303

 Household & Personal Products - 0.1%

 Household Products - 0.1%

 500,000

 Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)

 $

 505,788

 Total Household & Personal Products

 $

 505,788

 Health Care Equipment & Services - 0.9%

 Health Care Equipment - 0.5%

 500,000

 Baxter International, Inc., 0.95%, 6/1/16

 $

 500,752

 750,000

 Becton Dickinson and Co., 1.45%, 5/15/17

 751,681

 750,000

 Becton Dickinson and Co., 1.8%, 12/15/17

 755,234

 500,000

 Boston Scientific Corp., 2.65%, 10/1/18

 508,754

 460,000

 Medtronic, Inc., 4.75%, 9/15/15

 465,891

 510,000

 St. Jude Medical, Inc., 2.5%, 1/15/16

 515,340

 $

 3,497,652

 Health Care Distributors - 0.0% †

 235,000

 0.66

 McKesson Corp., Floating Rate Note, 9/10/15

 $

 235,055

 Health Care Services - 0.3%

 750,000

 Express Scripts Holding Co., 2.25%, 6/15/19

 $

 749,301

 1,000,000

 Express Scripts Holding Co., 3.125%, 5/15/16

 1,019,801

 $

 1,769,102

 Managed Health Care - 0.1%

 500,000

 UnitedHealth Group, Inc., 1.875%, 11/15/16

 $

 507,964

 Total Health Care Equipment & Services

 $

 6,009,773

 Pharmaceuticals, Biotechnology & Life Sciences - 0.6%

 Biotechnology - 0.1%

 500,000

 Amgen, Inc., 2.5%, 11/15/16

 $

 510,164

 Pharmaceuticals - 0.3%

 750,000

 Bayer US Finance LLC, 1.5%, 10/6/17 (144A)

 $

 755,210

 750,000

 0.42

 Pfizer, Inc., Floating Rate Note, 5/15/17

 749,762

 500,000

 Zoetis, Inc., 1.15%, 2/1/16

 500,481

 $

 2,005,453

 Life Sciences Tools & Services - 0.2%

 1,000,000

 Thermo Fisher Scientific, Inc., 2.4%, 2/1/19

 $

 1,007,363

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 3,522,980

 Banks - 8.8%

 Diversified Banks - 5.5%

 750,000

 0.66

 Abbey National Treasury Services Plc London, Floating Rate Note, 9/29/17

 $

 747,731

 500,000

 ABN AMRO Bank NV, 1.375%, 1/22/16 (144A)

 501,710

 750,000

 1.08

 ABN AMRO Bank NV, Floating Rate Note, 10/28/16 (144A)

 754,620

 1,000,000

 ANZ New Zealand Int'l, Ltd. London, 1.125%, 3/24/16 (144A)

 1,004,016

 575,000

 Bank of America Corp., 1.25%, 1/11/16

 576,353

 500,000

 Bank of America Corp., 1.35%, 11/21/16

 501,028

 500,000

 Bank of America Corp., 3.7%, 9/1/15

 503,690

 408,000

 0.89

 Bank of America Corp., Floating Rate Note, 8/25/17

 408,041

 750,000

 Bank of America NA, 1.75%, 6/5/18

 749,348

 1,135,000

 Bank of Montreal, 0.8%, 11/6/15

 1,136,897

 229,000

 0.86

 Barclays Bank Plc, Floating Rate Note, 2/17/17

 229,561

 550,000

 1.51

 BPCE SA, Floating Rate Note, 4/25/16

 554,524

 500,000

 Citigroup, Inc., 1.3%, 4/1/16

 501,745

 750,000

 Citigroup, Inc., 1.8%, 2/5/18

 750,148

 750,000

 0.95

 Citigroup, Inc., Floating Rate Note, 11/15/16

 751,688

 500,000

 1.06

 Citigroup, Inc., Floating Rate Note, 4/1/16

 501,442

 750,000

 1.24

 Citigroup, Inc., Floating Rate Note, 7/25/16

 753,132

 650,000

 0.63

 Commonwealth Bank of Australia, Floating Rate Note, 3/13/17 (144A)

 650,335

 460,000

 1.04

 Commonwealth Bank of Australia, Floating Rate Note, 9/18/15 (144A)

 461,028

 750,000

 0.53

 Commonwealth Bank of Australia, Floating Rate Note, 9/8/17 (144A)

 749,657

 500,000

 0.75

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA New York, Floating Rate Note, 3/18/16

 501,455

 750,000

 HSBC Bank Middle East, Ltd., 3.0%, 10/21/15

 754,650

 750,000

 HSBC Bank Plc, 3.5%, 6/28/15 (144A)

 751,867

 750,000

 0.56

 HSBC USA, Inc., Floating Rate Note, 6/23/17

 747,770

 500,000

 Intesa Sanpaolo S.p.A., 3.125%, 1/15/16

 505,978

 1,375,000

 Intesa Sanpaolo S.p.A., 3.625%, 8/12/15 (144A)

 1,381,868

 492,000

 JPMorgan Chase & Co., 1.1%, 10/15/15

 492,497

 265,000

 JPMorgan Chase & Co., 3.4%, 6/24/15

 265,437

 500,000

 0.79

 JPMorgan Chase & Co., Floating Rate Note, 2/15/17

 500,970

 500,000

 1.93

 JPMorgan Chase & Co., Floating Rate Note, 2/25/21

 498,650

 320,000

 0.90

 JPMorgan Chase & Co., Floating Rate Note, 2/26/16

 320,728

 250,000

 0.72

 Nordea Bank AB, Floating Rate Note, 5/13/16 (144A)

 250,942

 1,000,000

 Royal Bank of Canada, 1.45%, 9/9/16

 1,008,829

 550,000

 0.61

 Royal Bank of Canada, Floating Rate Note, 1/23/17

 551,134

 1,000,000

 0.51

 Royal Bank of Canada, Floating Rate Note, 6/16/17

 1,000,184

 750,000

 0.68

 Sumitomo Mitsui Banking Corp., Floating Rate Note, 1/10/17

 749,848

 300,000

 0.93

 Sumitomo Mitsui Banking Corp., Floating Rate Note, 7/19/16

 301,006

 500,000

 1.02

 Sumitomo Mitsui Trust Bank, Ltd., Floating Rate Note, 9/16/16 (144A)

 502,232

 1,000,000

 0.72

 Svenska Handelsbanken AB, Floating Rate Note, 9/23/16

 1,004,664

 500,000

 The Bank of Nova Scotia, 1.1%, 12/13/16

 501,073

 500,000

 The Bank of Nova Scotia, 1.375%, 7/15/16

 503,802

 500,000

 The Bank of Nova Scotia, 1.45%, 4/25/18

 500,040

 1,000,000

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.55%, 9/9/16 (144A)

 1,005,429

 305,000

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.7%, 9/9/18 (144A)

 313,450

 500,000

 0.65

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 3/10/17 (144A)

 499,644

 500,000

 0.55

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 9/8/17 (144A)

 498,426

 500,000

 The Huntington National Bank, 1.3%, 11/20/16

 496,876

 500,000

 0.68

 The Huntington National Bank, Floating Rate Note, 4/24/17

 498,701

 750,000

 0.88

 The Korea Development Bank, Floating Rate Note, 1/22/17

 749,658

 500,000

 The Toronto-Dominion Bank, 1.4%, 4/30/18

 500,040

 500,000

 0.49

 The Toronto-Dominion Bank, Floating Rate Note, 5/2/17

 500,243

 500,000

 0.72

 The Toronto-Dominion Bank, Floating Rate Note, 9/9/16

 501,765

 755,000

 US Bancorp, 2.45%, 7/27/15

 757,400

 500,000

 Wells Fargo & Co., 1.25%, 7/20/16

 501,804

 575,000

 0.91

 Wells Fargo & Co., Floating Rate Note, 4/23/18

 578,943

 1,000,000

 0.59

 Westpac Banking Corp., Floating Rate Note, 5/19/17

 1,001,057

 $

 34,785,754

 Regional Banks - 3.3%

 103,000

 BB&T Corp., 1.6%, 8/15/17

 $

 103,732

 500,000

 Branch Banking & Trust Co., 1.35%, 10/1/17

 501,566

 500,000

 Branch Banking & Trust Co., 2.3%, 10/15/18

 511,764

 250,000

 0.56

 Branch Banking & Trust Co., Floating Rate Note, 5/23/17

 248,792

 500,000

 0.59

 Branch Banking & Trust Co., Floating Rate Note, 9/13/16

 498,544

 700,000

 0.70

 Capital One NA, Floating Rate Note, 3/22/16

 700,615

 730,000

 0.69

 Fifth Third Bancorp, Floating Rate Note, 12/20/16

 726,065

 750,000

 Fifth Third Bank Cincinnati Ohio, 1.15%, 11/18/16

 751,319

 500,000

 0.67

 Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 2/26/16

 500,752

 500,000

 KeyBank NA Cleveland Ohio, 1.1%, 11/25/16

 500,566

 1,000,000

 KeyBank NA Cleveland Ohio, 1.65%, 2/1/18

 1,003,058

 931,000

 KeyCorp, 3.75%, 8/13/15

 936,580

 500,000

 0.65

 Manufacturers & Traders Trust Co., Floating Rate Note, 1/30/17

 500,012

 1,000,000

 0.56

 Manufacturers & Traders Trust Co., Floating Rate Note, 7/25/17

 995,676

 1,000,000

 MUFG Union Bank NA, 2.625%, 9/26/18

 1,026,661

 1,450,000

 1.00

 MUFG Union Bank NA, Floating Rate Note, 9/26/16

 1,456,412

 250,000

 0.62

 National City Bank Cleveland Ohio, Floating Rate Note, 12/15/16

 249,278

 1,000,000

 0.45

 Nordea Bank Finland Plc New York, Floating Rate Note, 6/13/16

 1,000,190

 450,000

 PNC Bank NA, 0.8%, 1/28/16

 450,742

 450,000

 PNC Bank NA, 1.125%, 1/27/17

 450,677

 550,000

 PNC Bank NA, 1.3%, 10/3/16

 552,809

 600,000

 PNC Bank NA, 1.6%, 6/1/18

 601,411

 500,000

 0.57

 PNC Bank NA, Floating Rate Note, 1/28/16

 500,632

 750,000

 0.55

 PNC Bank NA, Floating Rate Note, 8/1/17

 748,554

 500,000

 SunTrust Bank, 1.35%, 2/15/17

 501,452

 805,000

 0.70

 SunTrust Bank, Floating Rate Note, 2/15/17

 804,137

 500,000

 SunTrust Banks, Inc., 3.5%, 1/20/17

 517,121

 750,000

 0.71

 The Toronto-Dominion Bank, Floating Rate Note, 7/2/19

 748,463

 1,077,000

 0.54

 Wachovia Corp., Floating Rate Note, 6/15/17

 1,073,307

 1,050,000

 Wells Fargo & Co., 1.5%, 7/1/15

 1,050,982

 585,000

 1.19

 Wells Fargo & Co., Floating Rate Note, 6/26/15

 585,395

 250,000

 0.47

 Wells Fargo Bank NA, Floating Rate Note, 5/16/16

 249,632

 $

 21,046,896

 Total Banks

 $

 55,832,650

 Diversified Financials - 5.1%

 Other Diversified Financial Services - 0.3%

 500,000

 Bank of America NA, 1.25%, 2/14/17

 $

 500,516

 750,000

 0.54

 General Electric Capital Corp., Floating Rate Note, 5/15/17

 752,236

 296,000

 0.90

 General Electric Capital Corp., Floating Rate Note, 7/12/16

 298,124

 500,000

 1.38

 General Electric Capital Corp., Floating Rate Note, 8/1/17

 507,751

 $

 2,058,627

 Multi-Sector Holdings - 0.3%

 1,000,000

 0.42

 Berkshire Hathaway Finance Corp., Floating Rate Note, 1/10/17

 $

 1,001,075

 1,000,000

 0.40

 Berkshire Hathaway Finance Corp., Floating Rate Note, 8/14/17

 999,818

 $

 2,000,893

 Specialized Finance - 0.3%

 700,000

 Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (144A)

 $

 701,222

 175,000

 Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (144A)

 179,379

 500,000

 0.56

 National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 11/23/16

 500,380

 150,000

 NYSE Holdings LLC, 2.0%, 10/5/17

 151,861

 $

 1,532,842

 Consumer Finance - 2.4%

 500,000

 Ally Financial, Inc., 3.6%, 5/21/18

 $

 502,500

 500,000

 American Express Credit Corp., 1.3%, 7/29/16

 502,649

 200,000

 1.37

 American Express Credit Corp., Floating Rate Note, 6/12/15

 200,059

 1,000,000

 0.56

 American Express Credit Corp., Floating Rate Note, 9/22/17

 997,916

 500,000

 American Honda Finance Corp., 1.125%, 10/7/16

 502,515

 750,000

 American Honda Finance Corp., 1.2%, 7/14/17

 751,512

 750,000

 0.58

 American Honda Finance Corp., Floating Rate Note, 12/11/17

 751,870

 1,675,000

 0.64

 American Honda Finance Corp., Floating Rate Note, 5/26/16 (144A)

 1,680,326

 975,000

 Capital One Financial Corp., 1.0%, 11/6/15

 976,342

 750,000

 Capital One NA, 1.65%, 2/5/18

 746,837

 1,000,000

 Caterpillar Financial Services Corp., 1.0%, 11/25/16

 1,003,842

 1,125,000

 Caterpillar Financial Services Corp., 1.35%, 9/6/16

 1,134,806

 500,000

 Hyundai Capital America, 1.875%, 8/9/16 (144A)

 504,566

 1,375,000

 Hyundai Capital America, 3.75%, 4/6/16 (144A)

 1,404,645

 485,000

 0.43

 PACCAR Financial Corp., Floating Rate Note, 6/6/17

 485,289

 3,150,000

 Toyota Motor Credit Corp., 0.75%, 3/3/17 (Step)

 3,153,011

 $

 15,298,685

 Asset Management & Custody Banks - 0.2%

 750,000

 The Bank of New York Mellon Corp., 1.969%, 6/20/17 (Step)

 $

 763,414

 750,000

 The Bank of New York Mellon Corp., 2.95%, 6/18/15

 750,793

 $

 1,514,207

 Investment Banking & Brokerage - 1.6%

 750,000

 1.01

 Morgan Stanley, Floating Rate Note, 1/5/18

 $

 753,067

 275,000

 3.10

 Morgan Stanley, Floating Rate Note, 11/9/18

 289,394

 500,000

 1.53

 Morgan Stanley, Floating Rate Note, 2/25/16

 503,456

 500,000

 1.11

 Morgan Stanley, Floating Rate Note, 6/6/16

 502,510

 650,000

 North American Development Bank, 2.3%, 10/10/18

 662,219

 2,108,000

 Raymond James Financial, Inc., 4.25%, 4/15/16

 2,168,502

 1,500,000

 0.67

 The Bear Stearns Companies LLC, Floating Rate Note, 11/21/16

 1,499,204

 250,000

 The Charles Schwab Corp., 0.85%, 12/4/15

 250,558

 2,125,000

 The Goldman Sachs Group, Inc., 1.6%, 11/23/15

 2,134,125

 340,000

 The Goldman Sachs Group, Inc., 3.7%, 8/1/15

 341,644

 475,000

 0.71

 The Goldman Sachs Group, Inc., Floating Rate Note, 3/22/16

 474,772

 700,000

 0.68

 The Goldman Sachs Group, Inc., Floating Rate Note, 7/22/15

 700,125

 $

 10,279,576

 Total Diversified Financials

 $

 32,684,830

 Insurance - 6.7%

 Insurance Brokers - 0.1%

 750,000

 Aon Corp., 3.125%, 5/27/16

 $

 766,298

 Life & Health Insurance - 0.5%

 500,000

 Aflac, Inc., 3.45%, 8/15/15

 $

 502,694

 250,000

 Lincoln National Corp., 4.3%, 6/15/15

 250,332

 500,000

 0.48

 Pricoa Global Funding I, Floating Rate Note, 6/24/16 (144A)

 500,054

 750,000

 Principal Life Global Funding II, 1.2%, 5/19/17 (144A)

 752,132

 390,000

 0.63

 Principal Life Global Funding II, Floating Rate Note, 5/27/16 (144A)

 390,727

 350,000

 Prudential Covered Trust 2012-1, 2.997%, 9/30/15 (144A)

 352,395

 $

 2,748,334

 Multi-line Insurance - 0.8%

 300,000

 Assurant, Inc., 2.5%, 3/15/18

 $

 304,918

 300,000

 0.81

 Metropolitan Life Global Funding I, Floating Rate Note, 7/15/16 (144A)

 301,466

 1,250,000

 Metropolitan Life Insurance Co., 7.7%, 11/1/15 (144A)

 1,282,858

 500,000

 New York Life Global Funding, 1.125%, 3/1/17 (144A)

 501,352

 750,000

 New York Life Global Funding, 1.45%, 12/15/17 (144A)

 753,840

 750,000

 0.28

 New York Life Global Funding, Floating Rate Note, 10/29/15 (144A)

 749,818

 1,050,000

 0.61

 New York Life Global Funding, Floating Rate Note, 5/23/16 (144A)

 1,053,024

 $

 4,947,276

 Reinsurance - 5.3%

 250,000

 6.36

 Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 $

 251,425

 350,000

 0.00

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 350,035

 218,850

 Altair Re, Variable Rate Notes, 6/30/16

 127,021

 500,000

 Altair Re, Variable Rate Notes, 6/30/17

 512,350

 250,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/1/15

 284,625

 500,000

 3.46

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 507,700

 250,000

 8.14

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 251,300

 800,000

 4.28

 Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 798,640

 500,000

 5.27

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 493,500

 750,000

 6.86

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 759,150

 250,000

 4.26

 Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)

 243,775

 600,000

 3.76

 Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)

 585,300

 250,000

 0.00

 Compass Re II, Ltd., Floating Rate Note, 12/8/15 (Cat Bond) (144A)

 237,500

 350,000

 0.00

 East Lane Re VI, Ltd., Floating Rate Note, 3/13/20 (Cat Bond) (144A)

 344,470

 500,000

 2.76

 East Lane Re VI, Ltd., Floating Rate Note, 3/14/18 (Cat Bond) (144A)

 491,850

 700,000

 Eden Re II, Ltd., 4/19/18 (Cat Bond) (144A) (d)

 713,300

 685,125

 Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16

 689,784

 250,000

 Fairfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/2/16

 237,225

 500,000

 7.43

 Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)

 508,450

 600,000

 6.70

 Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 541,440

 600,000

 Gloucester Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/12/15

 599,580

 750,000

 2.22

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 747,375

 800,000

 Gullane Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/17

 834,240

 210,250

 Hereford Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16

 211,743

 500,000

 4.00

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 499,750

 250,000

 4.51

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (144A)

 249,525

 750,000

 3.77

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 741,450

 650,000

 4.77

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 647,075

 350,000

 4.52

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 349,300

 450,000

 2.27

 Kizuna Re II, Ltd., Floating Rate Note, 4/6/18 (Cat Bond) (144A)

 450,405

 250,000

 Lahinch Re, 6/15/16 (d)

 241,225

 500,000

 3.97

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 501,200

 250,000

 0.00

 Longpoint Re, Ltd. III, Floating Rate Note, 5/24/21 (Cat Bond) (144A)

 249,275

 900,000

 6.02

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 900,810

 250,000

 Lorenz Re, Ltd., 3/31/18

 252,825

 650,000

 2.02

 Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 646,815

 400,000

 4.52

 MetroCat Re, Ltd., Floating Rate Note, 8/5/16 (Cat Bond) (144A)

 402,520

 444,667

 Muirfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16

 446,757

 500,000

 8.60

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 518,700

 700,000

 8.02

 Mythen Re, Ltd., Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)

 701,330

 500,000

 7.27

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 510,350

 1,000,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19

 1,056,700

 500,000

 3.51

 Queen City Re, Floating Rate Note, 1/6/19 (Cat Bond) (144A)

 492,800

 500,000

 8.61

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 508,850

 250,000

 0.00

 Queen Street X RE, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)

 245,350

 500,000

 8.76

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 499,800

 500,000

 9.01

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 499,800

 500,000

 8.91

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 499,550

 1,150,000

 4.51

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,164,720

 250,000

 5.76

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 255,150

 250,000

 12.76

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 262,825

 250,000

 8.01

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 261,575

 250,000

 9.26

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 259,500

 250,000

 3.51

 Residential Reinsurance 2014, Ltd., Floating Rate Note, 6/6/18 (Cat Bond) (144A)

 251,450

 320,000

 4.02

 Riverfront Re, Ltd., Floating Rate Note, 1/6/17 (Cat Bond) (144A)

 316,544

 750,000

 3.54

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 738,150

 750,000

 4.02

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 738,150

 650,000

 3.92

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 643,760

 250,000

 Sector Re V, Ltd., 12/1/19  (144A) (d)

 262,775

 516

 Sector Re V, Ltd., 3/30/19  (144A) (d)

 70,038

 300,000

 Sector Re V, Ltd., 3/1/20  (144A) (d)

 300,810

 250,000

 Silverton Re, Ltd., 9/16/16  (144A) (d)

 9,750

 400,000

 Silverton RE, Ltd., 9/18/17  (144A) (d)

 435,880

 250,000

 8.51

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 255,750

 250,000

 5.03

 Tradewynd Re, Ltd., Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 246,025

 458,833

 Troon Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16

 460,393

 800,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017

 829,520

 750,000

 2.76

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 761,400

 250,000

 3.46

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 253,925

 500,000

 2.77

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 509,100

 500,000

 1.77

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 501,350

 $

 33,222,480

 Total Insurance

 $

 41,684,388

 Real Estate - 0.2%

 Health Care REIT - 0.1%

 500,000

 Health Care Real Estate Investment Trust, Inc., 2.25%, 3/15/18

 $

 506,592

 290,000

 Senior Housing Properties Trust, 4.3%, 1/15/16

 293,327

 $

 799,919

 Specialized REIT - 0.1%

 500,000

 Ventas Realty LP, 3.125%, 11/30/15

 $

 505,407

 Total Real Estate

 $

 1,305,326

 Software & Services - 0.2%

 Systems Software - 0.2%

 300,000

 Oracle Corp., 2.25%, 10/8/19

 $

 304,242

 500,000

 Oracle Corp., 2.375%, 1/15/19

 511,977

 575,000

 0.47

 Oracle Corp., Floating Rate Note, 7/7/17

 576,050

 $

 1,392,269

 Total Software & Services

 $

 1,392,269

 Technology Hardware & Equipment - 0.1%

 Computer Storage & Peripherals - 0.1%

 400,000

 0.30

 Apple, Inc., Floating Rate Note, 5/3/16

 $

 400,285

 Total Technology Hardware & Equipment

 $

 400,285

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 500,000

 Altera Corp., 2.5%, 11/15/18

 $

 510,440

 700,000

 Intel Corp., 1.35%, 12/15/17

 704,130

 400,000

 Micron Semiconductor Asia Pte, Ltd., 1.258%, 1/15/19

 399,954

 500,000

 Texas Instruments, Inc., 0.875%, 3/12/17

 500,940

 $

 2,115,464

 Total Semiconductors & Semiconductor Equipment

 $

 2,115,464

 Telecommunication Services - 0.9%

 Integrated Telecommunication Services - 0.7%

 1,000,000

 GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)

 $

 1,003,030

 500,000

 Ooredoo International Finance, Ltd., 3.375%, 10/14/16 (144A)

 512,339

 500,000

 Telefonica Emisiones SAU, 3.992%, 2/16/16

 510,120

 935,000

 Verizon Communications, Inc., 0.7%, 11/2/15

 934,959

 1,285,000

 1.80

 Verizon Communications, Inc., Floating Rate Note, 9/15/16

 1,304,008

 $

 4,264,456

 Wireless Telecommunication Services - 0.2%

 1,000,000

 1.24

 America Movil SAB de CV, Floating Rate Note, 9/12/16

 $

 1,002,897

 275,000

 0.66

 Vodafone Group Plc, Floating Rate Note, 2/19/16

 274,881

 $

 1,277,778

 Total Telecommunication Services

 $

 5,542,234

 Utilities - 1.0%

 Electric Utilities - 0.9%

 500,000

 American Electric Power Co., Inc., 1.65%, 12/15/17

 $

 501,102

 500,000

 Commonwealth Edison Co., 1.95%, 9/1/16

 507,244

 750,000

 Duke Energy Carolinas LLC, 1.75%, 12/15/16

 761,227

 695,000

 Duke Energy Florida, Inc., 0.65%, 11/15/15

 695,603

 303,000

 0.60

 Duke Energy Indiana, Inc., Floating Rate Note, 7/11/16

 303,397

 411,000

 0.44

 Duke Energy Progress, Inc., Floating Rate Note, 3/6/17

 410,424

 750,000

 0.72

 Electricite de France SA, Floating Rate Note, 1/20/17 (144A)

 750,802

 827,000

 0.59

 Georgia Power Co., Floating Rate Note, 3/15/16

 826,741

 500,000

 0.66

 Georgia Power Co., Floating Rate Note, 8/15/16

 499,470

 341,000

 0.50

 NSTAR Electric Co., Floating Rate Note, 5/17/16

 340,862

 $

 5,596,872

 Gas Utilities - 0.0% †

 500,000

 DCP Midstream Operating LP, 3.25%, 10/1/15

 $

 500,014

 Independent Power Producers & Energy Traders - 0.1%

 500,000

 PSEG Power LLC, 2.75%, 9/15/16

 $

 511,073

 Total Utilities

 $

 6,607,959

 Government - 0.2%

 Government - 0.2%

 1,000,000

 Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 9/26/16 (144A)

 $

 1,013,750

 Total Government

 $

 1,013,750

 TOTAL CORPORATE BONDS

 (Cost $199,392,270)

 $

 199,405,964

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%

 1,724,498

 Fannie Mae, 2.0%, 11/1/23

 $

 1,749,591

 1,175,585

 Fannie Mae, 2.5%, 3/1/28

 1,206,936

 372,064

 Fannie Mae, 2.5%, 6/1/23

 383,531

 1,182,255

 Fannie Mae, 3.0%, 10/1/27

 1,237,111

 1,405,601

 Fannie Mae, 3.0%, 11/1/27

 1,473,014

 913,954

 Fannie Mae, 3.0%, 5/1/21

 955,647

 562,254

 Fannie Mae, 4.0%, 12/1/19

 592,467

 253,835

 Fannie Mae, 4.5%, 1/1/41

 278,756

 425,598

 Fannie Mae, 4.5%, 5/1/39

 469,764

 722,179

 Fannie Mae, 4.5%, 5/1/39

 803,368

 637,823

 Fannie Mae, 5.0%, 10/1/41

 709,130

 221,778

 Fannie Mae, 5.0%, 11/1/20

 236,827

 293

 Fannie Mae, 5.0%, 7/1/15

 294

 53,458

 Fannie Mae, 5.5%, 12/1/35

 60,564

 293,855

 Fannie Mae, 5.5%, 8/1/37

 333,635

 224,701

 Fannie Mae, 6.0%, 10/1/22

 244,855

 33,179

 Fannie Mae, 6.0%, 2/1/34

 37,856

 30,441

 Fannie Mae, 6.0%, 4/1/38

 34,829

 251,747

 Fannie Mae, 6.5%, 4/1/29

 291,431

 999

 Fannie Mae, 6.5%, 6/1/16

 1,013

 6,526

 Fannie Mae, 6.5%, 7/1/32

 7,577

 12,562

 Fannie Mae, 6.5%, 8/1/17

 12,987

 20,260

 Fannie Mae, 7.0%, 1/1/36

 22,205

 33,269

 Fannie Mae, 7.0%, 7/1/17

 33,910

 53,558

 2.60

 Fannie Mae, Floating Rate Note, 1/1/25

 54,744

 100,733

 2.57

 Fannie Mae, Floating Rate Note, 10/1/29

 103,234

 82,338

 2.28

 Fannie Mae, Floating Rate Note, 10/1/29

 83,615

 307,763

 1.90

 Fannie Mae, Floating Rate Note, 10/1/36

 309,997

 83,835

 2.55

 Fannie Mae, Floating Rate Note, 11/1/24

 87,385

 2,195

 2.24

 Fannie Mae, Floating Rate Note, 11/1/25

 2,323

 30,817

 1.55

 Fannie Mae, Floating Rate Note, 11/1/40

 31,252

 49,773

 2.47

 Fannie Mae, Floating Rate Note, 12/1/28

 52,032

 211,713

 4.35

 Fannie Mae, Floating Rate Note, 12/1/36

 225,630

 11,254

 2.45

 Fannie Mae, Floating Rate Note, 2/1/27

 11,309

 1,282

 3.04

 Fannie Mae, Floating Rate Note, 2/1/33

 1,352

 3,143

 2.71

 Fannie Mae, Floating Rate Note, 4/1/28

 3,164

 2,757

 2.46

 Fannie Mae, Floating Rate Note, 4/1/29

 2,831

 48,604

 2.37

 Fannie Mae, Floating Rate Note, 7/1/36

 52,431

 893,309

 Federal Home Loan Mortgage Corp., 2.5%, 10/1/27

 916,160

 197,152

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/24

 210,439

 161,088

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 168,212

 132,947

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 138,826

 101,652

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/39

 113,265

 65,616

 Federal Home Loan Mortgage Corp., 5.0%, 2/1/21

 70,197

 45,120

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/23

 48,897

 4,572

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/16

 4,676

 2,203

 2.48

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/1/28

 2,323

 326,779

 2.41

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/31

 332,217

 5,790

 2.38

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/31

 6,182

 260,666

 2.41

 Federal Home Loan Mortgage Corp., Floating Rate Note, 12/1/31

 261,501

 16,753

 2.60

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/25

 17,249

 1,962

 2.62

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/29

 1,988

 5,489

 2.17

 Federal Home Loan Mortgage Corp., Floating Rate Note, 5/1/25

 5,505

 3,439

 2.88

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/1/18

 3,446

 86,559

 2.41

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 90,275

 859

 2.38

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 885

 1,104,010

 Federal National Mortgage Association, 2.0%, 8/1/23

 1,119,983

 1,150,005

 Federal National Mortgage Association, 2.5%, 9/1/22

 1,185,405

 780,125

 Federal National Mortgage Association, 3.0%, 12/1/21

 815,713

 975,705

 Federal National Mortgage Association, 4.0%, 1/1/20

 1,028,122

 1,015,755

 Federal National Mortgage Association, 4.0%, 10/1/20

 1,070,960

 1,013,216

 Federal National Mortgage Association, 4.0%, 3/1/21

 1,068,117

 349,658

 Federal National Mortgage Association, 4.0%, 8/1/19

 368,373

 289,760

 Government National Mortgage Association I, 5.0%, 8/15/19

 309,306

 154,442

 Government National Mortgage Association I, 6.0%, 11/15/36

 180,889

 54,309

 Government National Mortgage Association I, 6.0%, 12/15/31

 63,623

 111,958

 Government National Mortgage Association I, 6.0%, 3/15/17

 114,780

 34,100

 Government National Mortgage Association I, 6.5%, 10/15/37

 38,973

 32,250

 Government National Mortgage Association I, 6.5%, 5/15/31

 38,692

 7,237

 Government National Mortgage Association I, 6.5%, 7/15/35

 8,271

 51,707

 Government National Mortgage Association I, 7.5%, 10/15/36

 60,748

 347,546

 Government National Mortgage Association II, 6.0%, 10/20/21

 369,126

 217,760

 Government National Mortgage Association II, 6.0%, 11/20/22

 243,153

 162,546

 Government National Mortgage Association II, 6.0%, 4/20/22

 173,508

 120,451

 Government National Mortgage Association II, 6.0%, 8/20/19

 125,963

 3,000,000

 U.S. Treasury Notes, 0.5%, 3/31/17

 2,996,718

 10,500,000

 U.S. Treasury Notes, 0.5%, 7/31/16

 10,516,401

 12,000,000

 U.S. Treasury Notes, 0.875%, 1/15/18

 12,013,125

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $48,205,434)

 $

 48,500,789

 MUNICIPAL BONDS - 0.4%

 Municipal Airport - 0.0% †

 475,000

 Massachusetts Port Authority, 5.0%, 7/1/16

 $

 497,059

 Municipal Development - 0.1%

 250,000

 3.00

 Massachusetts Development Finance Agency, Floating Rate Note, 2/15/36

 $

 254,538

 500,000

 State of Ohio, 3.0%, 6/15/15

 500,590

 $

 755,128

 Municipal General - 0.1%

 500,000

 Texas Municipal Gas Acquisition & Supply Corp III, 5.0%, 12/15/15

 $

 510,470

 Higher Municipal Education - 0.1%

 500,000

 University of California, 0.966%, 5/15/17

 $

 501,110

 Municipal Obligation - 0.1%

 500,000

 City of Pittsburgh Pennsylvania, 0.87%, 9/1/16

 $

 500,870

 TOTAL MUNICIPAL BONDS

 (Cost $2,795,135)

 $

 2,764,637

 SENIOR FLOATING RATE LOAN INTERESTS - 7.9% **

 Energy - 0.5%

 Oil & Gas Equipment & Services - 0.2%

 347,375

 3.75

 77 Energy, Tranche B Loan (First Lien), 6/17/21

 $

 326,822

 986,241

 3.88

 Fieldwood Energy LLC, Closing Date Loan, 9/25/18

 959,859

 $

 1,286,681

 Integrated Oil & Gas - 0.1%

 839,375

 4.00

 Seadrill Operating LP, Initial Term Loan, 2/14/21

 $

 691,610

 Oil & Gas Exploration & Production - 0.1%

 748,125

 5.50

 TPF II Power, LLC, Term Loan, 10/2/21

 $

 759,934

 Oil & Gas Storage & Transportation - 0.1%

 278,824

 4.00

 Energy Transfer Equity LP, Tranche B Loan (First Lien), 12/2/19

 $

 279,434

 Coal & Consumable Fuels - 0.0% †

 67,011

 5.50

 Foresight Energy LLC, Term Loan, 8/21/20

 $

 66,676

 Total Energy

 $

 3,084,335

 Materials - 0.6%

 Commodity Chemicals - 0.2%

 523,688

 4.75

 Eco Services Operations, Initial Term Loan, 10/8/21

 $

 523,688

 448,858

 4.25

 Tronox Pigments Holland BV, New Term Loan, 3/19/20

 451,074

 $

 974,762

 Specialty Chemicals - 0.3%

 548,625

 3.75

 Huntsman International LLC, 2014-1 Incremental Term Loan, 9/30/21

 $

 551,197

 1,244,934

 4.50

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 1,252,714

 72,115

 2.75

 WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21

 72,270

 200,406

 2.75

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 200,835

 $

 2,077,016

 Construction Materials - 0.0% †

 204,460

 4.25

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 $

 205,355

 Metal & Glass Containers - 0.0% †

 99,250

 5.50

 BWay Intermediate, Initial Term Loan, 8/14/20

 $

 100,007

 Diversified Metals & Mining - 0.0% †

 73,828

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 66,989

 Steel - 0.0% †

 146,199

 4.50

 TMS International Corp., Term B Loan, 10/2/20

 $

 146,564

 Paper Products - 0.1%

 498,731

 5.75

 Appvion, Inc., Term Commitment, 6/28/19

 $

 465,275

 Total Materials

 $

 4,035,968

 Capital Goods - 0.8%

 Aerospace & Defense - 0.2%

 197,252

 3.50

 Orbital ATK, Inc., Term B Loan, 10/22/20

 $

 197,784

 850,938

 3.25

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 850,672

 $

 1,048,456

 Building Products - 0.1%

 497,487

 4.25

 Unifrax Corp., New Term B Loan, 12/31/19

 $

 497,487

 Construction & Engineering - 0.1%

 319,103

 3.75

 Aecom Technology, Term Loan B, 10/15/21

 $

 322,544

 29,113

 6.75

 International Equipment Solutions LLC, Initial Loan, 8/16/19

 29,204

 $

 351,748

 Electrical Components & Equipment - 0.1%

 401,198

 3.25

 Southwire Co., Term Loan, 1/31/21

 $

 401,549

 417,058

 6.00

 WireCo WorldGroup, Inc., Term Loan, 2/15/17

 418,622

 $

 820,171

 Industrial Conglomerates - 0.1%

 20,744

 4.25

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 20,835

 61,556

 4.25

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 61,825

 495,000

 4.50

 Milacron LLC, Tranche B Loan (First Lien), 9/28/20

 498,094

 $

 580,754

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 400,000

 5.75

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 $

 402,500

 257,041

 3.50

 Terex Corp., U.S. Term Loan, 8/13/21

 257,844

 $

 660,344

 Industrial Machinery - 0.1%

 389,286

 6.00

 NN, Inc., Term Loan, 8/27/21

 $

 391,714

 500,000

 4.25

 Schaeffler AG, Facility B-USD, 5/15/20

 503,592

 $

 895,306

 Trading Companies & Distributors - 0.0% †

 61,163

 3.75

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 61,392

 Total Capital Goods

 $

 4,915,658

 Commercial Services & Supplies - 0.3%

 Environmental & Facilities Services - 0.2%

 955,460

 5.00

 Wheelabrator, Term B Loan, 10/15/21

 $

 968,590

 42,146

 5.00

 Wheelabrator, Term C Loan, 10/15/21

 42,725

 $

 1,011,315

 Security & Alarm Services - 0.1%

 122,246

 4.00

 Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20

 $

 122,246

 477,869

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 477,869

 $

 600,115

 Human Resource & Employment Services - 0.0% †

 171,522

 3.50

 On Assignment, Inc., Initial Term B Loan, 5/15/20

 $

 171,736

 Total Commercial Services & Supplies

 $

 1,783,166

 Transportation - 0.2%

 Airlines - 0.1%

 750,000

 3.75

 American Airlines, Inc., Tranche B Loan (First lien), 10/10/21

 $

 753,375

 98,737

 3.25

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18

 98,907

 $

 852,282

 Marine - 0.1%

 435,775

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 $

 437,772

 Total Transportation

 $

 1,290,054

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.3%

 533,333

 6.00

 BBB Industries US, Initial Term Loan,  10/15/21

 $

 538,333

 488,341

 3.75

 MPG Holdco I, Inc., Initial Term Loan, 10/20/21

 490,066

 997,449

 4.25

 Remy International, Inc., Term B Loan 2013, 3/5/20

 1,001,189

 223,872

 4.25

 TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21

 224,572

 $

 2,254,160

 Automobile Manufacturers - 0.3%

 895,125

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 897,680

 594,000

 3.25

 Chrysler Group LLC, Tranche B Term Loan, 12/29/18

 595,361

 298,500

 6.00

 Crown Group llc, Term Loan (First Lien), 9/30/20

 297,754

 $

 1,790,795

 Total Automobiles & Components

 $

 4,044,955

 Consumer Durables & Apparel - 0.1%

 Housewares & Specialties - 0.0% †

 246,250

 2.94

 Jarden Corp., Tranche B1 Term Loan, 9/30/20

 $

 247,770

 Apparel, Accessories & Luxury Goods - 0.1%

 317,061

 3.25

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 319,092

 Total Consumer Durables & Apparel

 $

 566,862

 Consumer Services - 0.4%

 Casinos & Gaming - 0.2%

 342,125

 3.50

 MGM Resorts International, Term B Loan, 12/20/19

 $

 342,339

 922,688

 6.00

 Scientific Games, Initial Term B-2, 10/1/21

 927,590

 $

 1,269,929

 Hotels, Resorts & Cruise Lines - 0.0% †

 358,684

 3.50

 Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20

 $

 359,705

 Restaurants - 0.1%

 533,037

 3.75

 Restaurant Brands International Inc., Tranche B Loan (First Lien), 12/12/21

 $

 535,036

 Education Services - 0.1%

 394,957

 4.00

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 396,315

 Total Consumer Services

 $

 2,560,985

 Media - 1.0%

 Broadcasting - 0.5%

 350,000

 3.00

 CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21

 $

 349,956

 275,000

 3.50

 E. W. Scripps Co., Term Loan (First Lien), 11/26/20

 276,203

 498,565

 4.00

 Entercom Radio llc, Term B-2 Loan, 11/23/18

 500,356

 801,032

 3.75

 Gray Television, Inc., Term Loan (First Lien), 6/10/21

 803,619

 197,985

 3.25

 Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20

 196,871

 438,304

 3.00

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20

 437,959

 806,849

 4.00

 Tribune Co., Tranche B Term Loan (First Lien), 11/20/20

 808,967

 $

 3,373,931

 Cable & Satellite - 0.3%

 396,000

 2.65

 Mediacom Illinois LLC, Tranche F Term Loan, 3/31/18

 $

 395,670

 235,662

 3.50

 Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20

 235,534

 476,177

 3.50

 Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22

 475,195

 449,291

 3.50

 Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22

 448,365

 289,532

 3.50

 Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22

 288,935

 $

 1,843,699

 Movies & Entertainment - 0.2%

 246,231

 3.50

 AMC Entertainment, Inc., Initial Term Loan, 4/30/20

 $

 247,153

 116,761

 3.75

 Cinedigm Digital Funding I LLC, Term Loan, 2/28/18

 116,907

 510,230

 3.50

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 511,395

 $

 875,455

 Total Media

 $

 6,093,085

 Retailing - 0.1%

 Computer & Electronics Retail - 0.1%

 544,500

 3.75

 Rent-A-Center, Inc., Term Loan (2014), 2/6/21

 $

 545,181

 Total Retailing

 $

 545,181

 Food & Staples Retailing - 0.1%

 Food Retail - 0.1%

 646,754

 5.38

 Albertsons LLC, Term B-2 Loan, 3/21/19

 $

 651,039

 Total Food & Staples Retailing

 $

 651,039

 Food, Beverage & Tobacco - 0.2%

 Agricultural Products - 0.1%

 519,750

 3.25

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 520,725

 Packaged Foods & Meats - 0.1%

 750,000

 3.75

 Post Holdings, Inc., Tranche B Loan (First Lien), 5/23/21

 $

 750,117

 Other Diversified Financial Services - 0.0% †

 197,000

 3.75

 JBS USA LLC, Incremental Term Loan, 9/18/20

 $

 197,369

 Total Food, Beverage & Tobacco

 $

 1,468,211

 Household & Personal Products - 0.2%

 Household Products - 0.0% †

 156,766

 4.50

 Polarpak, Inc., USD Term Loan (Canadian Borrower Portion), 6/7/20

 $

 157,060

 81,881

 4.50

 Polarpak, Inc., USD Term Loan (U.S. Borrower Portion), 6/7/20

 82,034

 $

 239,094

 Personal Products - 0.2%

 943,063

 4.00

 Party City Holdings, Inc., 2014 Replacement Term Loan, 7/27/19

 $

 946,094

 Total Household & Personal Products

 $

 1,185,188

 Health Care Equipment & Services - 0.6%

 Health Care Equipment - 0.1%

 748,106

 4.50

 Kinetic Concepts, Inc., Term  DTL-E1 loan, 5/4/18

 $

 754,496

 Health Care Supplies - 0.0% †

 260,788

 4.00

 Halyard Health, Inc., Term Loan, 11/1/21

 $

 263,592

 Health Care Services - 0.2%

 492,500

 2.27

 Fresenius US Finance I, Inc., Tranche B Term Loan, 8/7/19

 $

 492,090

 647,289

 4.25

 US Renal Care, Inc., Tranche B-2 Term Loan (First Lien), 7/3/19

 649,312

 $

 1,141,402

 Health Care Facilities - 0.2%

 104,738

 5.25

 Capella Healthcare, Inc., Tranche B Term Loan (First Lien), 12/31/21

 $

 105,523

 99,374

 3.53

 CHS, Incremental 2018 Term F Loans, 12/31/18

 99,816

 93,027

 0.00

 CHS, Incremental 2019 Term G Loan, 12/31/19 (f)

 93,177

 171,168

 4.00

 CHS, Incremental 2021 Term H Loan, 1/27/21

 171,886

 274,309

 4.25

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 276,023

 295,489

 6.75

 Steward Health Care System LLC, Term Loan, 4/10/20

 294,196

 $

 1,040,621

 Health Care Technology - 0.1%

 398,000

 3.75

 Emdeon Inc., Term B-3 Loan, 2.50%, 11/2/18

 $

 399,368

 Total Health Care Equipment & Services

 $

 3,599,479

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Pharmaceuticals - 0.4%

 495,000

 3.25

 Endo Luxembourg Finance I Company Sarl, Tranche B Term Loan (First Lien), 11/5/20

 $

 496,135

 297,000

 3.25

 Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21

 297,162

 639,308

 4.00

 Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19

 640,174

 498,750

 4.25

 Par Pharmaceutical, Term B-3 Loan, 3.25%, 9/30/19

 500,724

 265,059

 3.50

 Prestige Brands, Inc., Term B-3 Loan, 9/3/21

 265,887

 500,000

 4.00

 Valeant Pharmaceuticals, Series F-1,  3/11/22

 502,046

 $

 2,702,128

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 2,702,128

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.3%

 425,000

 3.50

 Delos Finance SARL, Tranche B Term Loan, 2/27/21

 $

 425,974

 370,000

 3.50

 Fly Funding II Sarl, Term Loan, 8/9/18

 371,311

 748,111

 4.50

 Nord Anglia Education, Initial Term Loan, 3/31/21

 751,384

 $

 1,548,669

 Specialized Finance - 0.0% †

 198,500

 3.25

 SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21

 $

 198,045

 Investment Banking & Brokerage - 0.0% †

 145,530

 3.25

 LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3/29/19

 $

 145,756

 Total Diversified Financials

 $

 1,892,470

 Real Estate - 0.1%

 Mortgage REIT - 0.0% †

 196,985

 3.50

 Starwood Property Trust, Inc., Term Loan (First Lien), 4/17/20

 $

 196,657

 Specialized REIT - 0.1%

 492,462

 3.25

 The GEO Group, Inc., Term Loan, 4/3/20

 $

 493,693

 Total Real Estate

 $

 690,350

 Software & Services - 0.3%

 Internet Software & Services - 0.0% †

 288,879

 3.75

 Vantiv LLC, Term B Loan, 6/12/21

 $

 290,502

 IT Consulting & Other Services - 0.1%

 198,500

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 196,019

 155,698

 3.93

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 156,209

 $

 352,228

 Application Software - 0.0% †

 261,457

 3.50

 Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19

 $

 262,568

 Home Entertainment Software - 0.2%

 573,304

 3.25

 Activision Blizzard, Inc., Term Loan, 7/26/20

 $

 576,573

 352,941

 5.25

 Micro Focus International, Term Loan B, 10/7/21

 354,391

 $

 930,964

 Total Software & Services

 $

 1,836,262

 Technology Hardware & Equipment - 0.2%

 Communications Equipment - 0.1%

 347,375

 3.75

 Ciena Corp., Term Loan, 7/15/19

 $

 348,895

 Electronic Equipment Manufacturers - 0.1%

 481,818

 4.75

 Zebra Technologies, Term Loan B, 9/30/21

 $

 488,142

 Electronic Components - 0.0% †

 246,250

 3.25

 Belden Finance 2013 LP, Initial Term Loan, 9/9/20

 $

 246,712

 Total Technology Hardware & Equipment

 $

 1,083,749

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.1%

 646,750

 0.00

 Sensata Technologies Holding N.V., Term Loan (First Lien), 10/14/21 (f)

 $

 649,378

 Semiconductors - 0.1%

 341,089

 3.75

 Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21

 $

 342,194

 Total Semiconductors & Semiconductor Equipment

 $

 991,572

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.0% †

 225,000

 0.00

 Level 3 Financing, Inc., Tranche B-2 Loan (First Lien), 5/31/22 (f)

 $

 224,494

 Wireless Telecommunication Services - 0.3%

 348,237

 3.00

 Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21

 $

 348,119

 375,000

 4.75

 GCI Holdings, Inc., Tranche B Term Loan (First Lien), 12/22/21

 378,750

 925,000

 4.00

 Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19

 884,531

 $

 1,611,400

 Total Telecommunication Services

 $

 1,835,894

 Utilities - 0.4%

 Electric Utilities - 0.3%

 1,144,962

 4.75

 Atlantic Power LP, Term Loan, 2/20/21

 $

 1,150,687

 666,545

 3.25

 Calpine Construction Finance Co. LP, Term B-2 Loan, 1/3/22

 660,713

 $

 1,811,400

 Independent Power Producers & Energy Traders - 0.1%

 748,082

 4.00

 Calpine Corp., Term Loan, 9/27/19

 $

 750,471

 191,883

 3.75

 NSG Holdings LLC, New Term Loan, 12/11/19

 192,123

 $

 942,594

 Total Utilities

 $

 2,753,994

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $49,490,194)

 $

 49,610,585

 TEMPORARY CASH INVESTMENTS - 0.4%

 Certificate of Deposit - 0.1%

 750,000

 0.60

 Skandinaviska Enskilda Banken AB New York NY, Floating Rate Note, 9/21/15

 $

 750,412

 Repurchase Agreements - 0.3%

 1,590,000

 $1,590,000 RBC Capital Markets, Inc., 0.10%, dated 5/29/15 plus accrued interest on 6/1/15

 $

 1,590,000

 collateralized by $1,617,717 Federal National Mortgage Association, 3.5-4.5%, 9/1/26-2/1/44

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $2,342,259)

 $

 2,340,412

 TOTAL INVESTMENT IN SECURITIES - 100.2%

 (Cost $632,784,531) (a)

 $

 631,382,899

 OTHER ASSETS & LIABILITIES - (0.2)%

 $

 (1,142,015)

 TOTAL NET ASSETS - 100.0%

 $

 630,240,884

 †

 Amount rounds to less than 0.1%.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REMICS

 Real Estate Mortgage Investment Conduits

 REIT

 Real Estate Investment Trust.

 Strips

 Separate trading of Registered interest and principal of securities.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit rate or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 31, 2015, the value of these securities amounted to $183,961,793 or 29.2% of total net assets.

 (a)

 At May 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $634,068,543 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $            1,995,491

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (4,681,135)

 Net unrealized appreciation

  $           (2,685,644)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities

 (d)

 Security issued with a zero coupon. Income is earned through accretion of discount

 (e)

 Security is in default and is non-income producing.

 (f)

 Rate to be determined.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

  $                         -

  $                            -

  $            775,040

  $         775,040

 Asset Backed Securities

                          -

                  96,222,141

                        -

         96,222,141

 Collateralized Mortgage Obligations

                          -

                231,763,331

                        -

       231,763,331

 Corporate Bonds

   Insurance

     Reinsurance

                          -

                  25,359,239

              7,863,241

         33,222,480

   All Other Corporate Bonds

                          -

                166,183,484

                        -

       166,183,484

 U.S. Government Agency Obligations

                          -

                  48,500,789

                        -

         48,500,789

 Municipal Bonds

                          -

                    2,764,637

                        -

           2,764,637

 Senior Floating Rate Loan Interests

                          -

                  49,610,585

                        -

         49,610,585

 Certificate of Deposit

                          -

                      750,412

                        -

             750,412

 Repurchase Agreement

                          -

                    1,590,000

                        -

           1,590,000

 Total

  $                         -

  $            622,744,618

  $          8,638,281

  $   631,382,899

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Preferred

 Stocks

 Corporate

 Bonds

 Total

 Balance as of 8/31/14

                1,360,659

                    1,846,491

              3,207,150

 Realized gain (loss)

                          -

                            393

                      393

 Change in unrealized appreciation (depreciation)

                  121,211

                      (40,662)

                  80,549

 Net Purchases

                          -

                    6,565,275

              6,565,275

 Net Sales

                   (84,180)

                  (1,130,906)

            (1,215,086)

 Transfers in to Level 3*

                          -

                              -

                        -

 Transfers out of Level 3*

                          -

                              -

                        -

 Transfers in and out of Level 3 activity

                 (622,650)

                      622,650

                        -

 Balance as of 5/31/15

                  775,040

                    7,863,241

              8,638,281

 *

 Transfers are calculated on the beginning of period values. During the period ended May 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 5/31/15

  $                80,549

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Short Term Income By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date July 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date July 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date July 29, 2015 * Print the name and title of each signing officer under his or her signature.